OMB APPROVAL
UNITED STATES	OMB Number: ….… 3235-0307 Expires: …. February 29, 2018 Estimated average burden hours per response: ….… 263

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 002-34393)	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 235	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-01879)	[X]

Amendment No. 218	[X]

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Michelle Rosenberg – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 14, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

▼ October 14, 2016
Class D Shares* Ticker
Money Market
Janus Government Money Market Fund	JGVXX
Janus Money Market Fund	JNMXX

Janus Investment Fund
*CLASS D SHARES ARE CLOSED TO CERTAIN NEW INVESTORS
Prospectus
Eliminate Paper Mail. Set up e-Delivery of prospectuses, annual reports, and statements at janus.com/edelivery.
The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes two portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.
The Funds currently offer one or more classes of shares. Only Class D Shares (the “Shares”) are offered by this Prospectus. The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. The Shares are offered directly through the Janus funds to eligible investors by calling 1-800-525-3713 or at janus.com/individual. The Shares are not offered through financial intermediaries.

Fund summary
Janus Government Money Market Fund	2
Janus Money Market Fund	6
Additional information about the Funds
Fees and expenses	10
Additional investment strategies and general portfolio policies	10
Management of the Funds
Investment adviser	13
Management expenses	13
Administration fee	14
Investment personnel	14
Other information	15
Distributions and taxes	16
Shareholder’s manual
Doing business with Janus	19
Pricing of fund shares	23
Payments to financial intermediaries by Janus Capital or its affiliates	24
Paying for shares	25
Exchanges	26
Payment of redemption proceeds	27
Information on liquidity fees and redemption gates	28
Shareholder services and account policies	30
Financial highlights	33
Glossary of investment terms	35
1	Janus Investment Fund

Fund summary

Janus Government Money Market Fund
Ticker:	JGVXX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVES
Janus Government Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 69	$ 218	$ 379	$ 847

PRINCIPAL INVESTMENT STRATEGIES
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•	maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less
2	Janus Government Money Market Fund

As a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee and/or redemption gate on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
PRINCIPAL INVESTMENT RISKS
Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Interest Rate Risk.  Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates, which are at historically low levels. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Credit Quality Risk.  The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations (potentially even the U.S. Government). The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Liquidity Risk.  The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Market Risk.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk.  With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that
3	Janus Government Money Market Fund

Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Variable and Floating Rate Demand Notes Risk.  Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
U.S. Government Securities Risk.  Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Repurchase Agreement Risk.  Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 4th Quarter 2006 1.21%	Worst Quarter: 4th Quarter 2014 0.00%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 0.00%.
4	Janus Government Money Market Fund

Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/14/95)
Class D Shares
Return Before Taxes	0.00%	0.00%	1.09%	2.41%

The 7-day yield on December 31, 2015 was 0.00% for Janus Government Money Market Fund.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 1999.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5	Janus Government Money Market Fund

Fund summary

Janus Money Market Fund
Ticker:	JNMXX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVES
Janus Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.67%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 68	$ 214	$ 373	$ 835

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•	maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

PRINCIPAL INVESTMENT RISKS
Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares or may temporarily suspend your ability to sell Shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
6	Janus Money Market Fund

Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Retail Money Market Fund Risk.  The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a retail money market fund, the Fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk.  Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates, which are at historically low levels. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Credit Quality Risk.  The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Liquidity Risk.  The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Market Risk.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk.  With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the
7	Janus Money Market Fund

extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Commercial Paper Risk.  Commercial paper is a debt obligation usually issued by corporations in order to finance their current operations. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Repurchase Agreement Risk.  Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Variable and Floating Rate Demand Notes Risk.  Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
U.S. Government Securities Risk.  Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 4th Quarter 2006 1.23%	Worst Quarter: 4th Quarter 2014 0.00%

8	Janus Money Market Fund

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 0.00%.
Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/14/95)
Class D Shares
Return Before Taxes	0.00%	0.00%	1.15%	2.49%

The 7-day yield on December 31, 2015 was 0.00% for Janus Money Market Fund.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 2004.
PURCHASE AND SALE OF FUND SHARES
Investments in the Fund are limited to accounts beneficially owned by natural persons. The Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
9	Janus Money Market Fund

Additional information about the Funds

Fees and expenses
Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended June 30, 2016.
•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting, and other non-distribution related shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders through the management fee and the administration fee paid to Janus Capital.
•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).
•	“Other Expenses” for Janus Government Money Market Fund and Janus Money Market Fund include an administration fee of 0.46% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.
•	Janus Capital has agreed to waive one-half of each of Janus Government Money Market Fund’s and Janus Money Market Fund’s investment advisory fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.
•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies
This section takes a closer look at investment strategies and general policies that apply to the Funds. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. The Funds are subject to certain specific Securities and Exchange Commission (“SEC”) rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) that are determined to present minimal credit risk.
Debt Obligations
Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:
•	commercial paper
•	notes and bonds
•	variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)
•	privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws
Demand Features
Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument’s credit quality, and provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Funds’ investments may be dependent in part on the credit quality of the banks supporting the Funds’ investments. This will result in exposure to risks pertaining to the banking
10	Janus Investment Fund

industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.
Liquidity
Each Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
•	Daily liquidity. Each Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
•	Weekly liquidity. Each Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
•	Each Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Mortgage- and Asset-Backed Securities
Each Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government.
Janus Money Market Fund may also purchase mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.
Municipal Leases
Janus Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.
Obligations of Financial Institutions
Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations of financial institutions include:
•	negotiable certificates of deposit, bankers’ acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars
•	Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)
11	Janus Investment Fund

•	other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest
An economic downturn or other market event can have a significant negative effect on issuers in the financial services sector. The Fund may focus its investments in this sector, which increases the risk of your investment.
A decline in the credit quality of an issuer, the provider of credit support, may also have a negative effect on the Fund.
Foreign, Eurodollar, and, to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers.
Participation Interests
A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.
Repurchase Agreements
Each Fund may enter into collateralized repurchase agreements by cash or U.S. Government securities. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest.
If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
U.S. Government Securities
The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the full faith and credit of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
Variable and Floating Rate Securities
Janus Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. Janus Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.
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Management of the Funds

Investment adviser
Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.
Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.
The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Board of Trustees (“Trustees”), to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). Implementation of a manager-of-managers structure, however, would need to be approved by each Fund’s shareholders. The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the Investment Company Act of 1940, as amended) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).
Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and, as appropriate, reallocate a Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) to a Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for a Fund. The order also permits a Fund to disclose subadvisers’ fees only in the aggregate in the SAI. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Janus fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.
Janus Capital furnishes certain administration, compliance, and accounting services for the Funds, and provides continuous advice and recommendations concerning the Funds’ investments. In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds and generally pays the salaries, fees, and expenses of Fund officers, although some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds.
Management expenses
Each Fund pays Janus Capital an investment advisory fee and incurs other expenses, including legal and auditing fees and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund pays.
The following table reflects each Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The rate shown is a fixed rate based on each Fund’s average daily net assets.
Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended June 30, 2016)
Janus Government Money Market Fund	All Asset Levels	0.20	0.10 (1)
Janus Money Market Fund	All Asset Levels	0.20	0.10 (1)

(1)	Janus Capital has agreed to waive one-half of the Fund’s investment advisory fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.
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A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements is included in each Fund’s annual report (for the period ending June 30) or semiannual report (for the period ending December 31) to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The reports are also available, free of charge, at janus.com/reports.
Administration fee
Each Fund pays an administration fee of 0.46% of the average daily net assets of Class D Shares to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping, fund accounting, preparation of reports and prospectuses distributed to current shareholders, and registration functions. This administration fee also covers expenses including, but not limited to, custody, transfer agency, shareholder servicing, and provision of office facilities and personnel necessary to carry on the business of the Funds.
Investment personnel
Janus Government Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed or co-managed since February 1999. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.
Janus Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Money Market Fund, which he has managed or co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.
Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Janus funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Janus funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to that Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains. In addition, redemptions by a Janus “fund of funds” could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, which may lead to an increase in the Fund’s expense ratio. The impact of these transactions is likely to be greater when a Janus “fund of funds” purchases, redeems, or owns a substantial portion of a Fund’s shares. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.
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Other information

CLOSED FUND POLICIES
A Fund may limit sales of its Shares to new investors. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in a closed fund’s prospectuses.
Effective June 30, 2016, investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons. In order to make an initial investment in Janus Money Market Fund, investors may be required to provide certain information (e.g., Social Security number or government-issued identification) to demonstrate eligibility to invest in the Fund. Investments in Janus Money Market Fund established through brokerage or mutual fund accounts other than those beneficially owned by natural persons are no longer accepted. Janus Money Market Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
LIQUIDATION/REORGANIZATION OF A FUND
It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.
DISTRIBUTION OF THE FUNDS
The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.
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Distributions and taxes

Distributions
To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. Distributions are made at the class level, so they may vary from class to class within a single Fund.
Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.
Purchase orders received prior to 4:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange (“NYSE”) and the Federal Reserve Banks are open) will begin to accrue dividends on the following bank business day.
Redemption requests received prior to 4:00 p.m. (New York time) on a bank business day will receive that day’s dividends. Proceeds of such redemption will normally be sent on the next bank business day.
The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond markets or NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).
For your convenience, distributions of dividends and capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact a Janus representative at 1-800-525-3713. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.
Distribution Options
When you open an account, it will automatically provide for reinvestment of all distributions. If you have a non-retirement account, you may change your distribution option at any time by logging on to janus.com/individual, by calling a Janus representative, or by writing to the Funds at one of the addresses listed in the Shareholder’s Manual section of this Prospectus. The Funds offer the following options:
Reinvestment Option.  You may reinvest your income dividends and capital gains distributions in additional shares.
Cash Option.  You may receive your income dividends and capital gains distributions in cash.
Redirect Option.  You may direct your dividends to purchase shares of another Janus fund.
The Funds reserve the right to reinvest uncashed dividend and distribution checks into your open non-retirement account at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested. For more information, refer to “Shareholder Services and Account Policies.”
TAXES
As with any investment, you should consider the tax consequences of investing in the Funds. The following is a general discussion of certain federal income tax consequences of investing in the Funds. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser regarding the effect that an investment in a Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.
Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. Individuals, trusts, and estates whose income exceeds certain
16	Janus Investment Fund

threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by a Fund and capital gains from any sale or exchange of Fund shares. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.
Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1⁄2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your tax adviser.
Taxes on Sales or Exchanges
Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility.
The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.
If a shareholder does not meet the requirements of the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to impose a 30% U.S. withholding tax on distributions and proceeds from the sale or other disposition of shares in the Fund. FATCA withholding will generally apply to payments of dividends from net investment income made after June 30, 2014, and payments of gross proceeds from sales of Fund shares and distributions of net capital gains made after December 31, 2018. Shareholders should consult their individual tax advisers regarding the possible implications of this legislation.
For Shares purchased on or after January 1, 2012 and sold thereafter from a taxable account, the Janus funds will report cost basis information to you and to the IRS. Each Fund will permit shareholders to elect their preferred cost basis method. In the absence of an election, the Fund will use an average cost basis method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.
A liquidity fee imposed by Janus Money Market Fund will reduce the amount you will receive upon the redemption of your Shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize as a result of such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If Janus Money Market Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If a Fund makes such election, foreign taxes paid by the Fund will be reported to shareholders as income and shareholders may claim a tax credit or deduction for such taxes, subject to certain limitations. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.
17	Janus Investment Fund

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.
The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.
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Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.
With certain exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.
Investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons, which means that the Fund’s Shares can only be held through individual investors. In order to make an initial investment in Janus Money Market Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in Janus Money Market Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
Doing business with Janus
The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.
In addition, directors, officers, and employees of Janus Capital Group Inc. (“JCGI”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.
The Funds offer multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.
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Online –  janus.com –  24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:
•	Obtain Fund information and performance
•	View your personalized performance
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms
•	Analyze the fees associated with your investment (www.finra.org/fundanalyzer)
*	New accounts can only be opened via written request. In addition, certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.
Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system	Mailing Address Janus P.O. Box 55932 Boston, MA 02205-5932 For Overnight Mail Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809
Janus Representatives 1-800-525-3713
TDD For the speech and hearing impaired. 1-800-525-0056

Minimum Investments*

To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SARSEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of JCGI and its subsidiaries may open Fund accounts for $100.
Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.
Types of Account Ownership
Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account.
Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.
Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.
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Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership. (Janus Government Money Market Fund only)
Individual Ownership – Janus Money Market Fund
As previously noted, investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons, which means that the Fund’s Shares can only be held by individual investors. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in, and will be involuntarily redeemed from, Janus Money Market Fund.
Tax-Deferred Accounts
Please refer to janus.com/individual for the appropriate account application and for information related to maintaining an account. Certain tax-deferred accounts can only be maintained via written request. Please contact a Janus representative for more information.
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.
Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1⁄2 or used for a nonqualifying purpose.
Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,500 or 100% of compensation, with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits.
Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.
Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only maintain this type of account via written request. Please contact a Janus representative for more information.
Accounts for the Benefit of a Child
Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.
Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.
Please refer to the following for information regarding opening an account and conducting business with Janus.
21	Janus Investment Fund

To Open an Account or Buy Shares
New accounts can only be opened via written request. Please visit janus.com/individual or contact a Janus representative for more information.
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.
In addition and as previously noted, investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons. In order to make an initial investment in Janus Money Market Fund, you will be required to provide certain information that confirms your eligibility to invest in the Fund.
By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.
•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.
Online

•	You may buy additional shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via janus.com/individual.
By Telephone

•	For an existing account, you may use Janus XpressLinetm to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.
•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.
By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.
•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($50 minimum) invested directly into your Fund account.

Note:  For more information, refer to “Paying for Shares.”
To Exchange Shares
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.
Exchanges from Janus Money Market Fund may be subject to any liquidity fees and/or redemption gates imposed by the Fund. For more information, refer to “Information on Liquidity Fees and Redemption Gates.”
Online

•	Exchanges may generally be made online at janus.com/individual.
By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLinetm or a Janus representative.
By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”
22	Janus Investment Fund

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:  For more information, refer to “Exchanges.”
To Sell Shares
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.
Redemptions from Janus Money Market Fund may be subject to any liquidity fees and/or redemption gates imposed by the Fund. For more information, refer to “Information on Liquidity Fees and Redemption Gates.”
Online

•	Redemptions may be made online at janus.com/individual.
By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLinetm or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.
By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”
By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:  For more information, refer to “Payment of Redemption Proceeds.”
Pricing of fund shares
The per share net asset value (“NAV”) for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the time at which a Fund’s NAV is calculated may be changed if trading on the NYSE is restricted, the NYSE closes at a different time, or as permitted by the SEC. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.
All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agents.
The Funds’ portfolio securities are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund’s portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.
Policies in Relation to Transactions
All requests, including but not limited to, exchanges between a Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are
23	Janus Investment Fund

considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase. The Funds reserve the right to require purchase and/or redemption requests prior to this time on days when the bond markets or the NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). Please call a Janus representative for details.
Payments to financial intermediaries by Janus Capital or its affiliates
With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other non-distribution related shareholder or administrative services (including payments for processing transactions via the National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary and when considering which share class of a fund is most appropriate.
In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.
The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.
From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).
The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.
24	Janus Investment Fund

Paying for shares
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.
Please note the following when purchasing Shares:
•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.
•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted non-U.S. bank.
•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.
•	When purchasing Shares through the Automatic Investment Program, your automatic investment selection(s) will generally be active within three days following receipt of your authorization for the date and amount you specify. If no date or dollar amount is specified on your application, investments of $50 will be made on the 20th of each month. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption, exchange, or minimum balance fee, your Automatic Investment Program will be discontinued.
•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.
•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading.
•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Government Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Government Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Government Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Government Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Government Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Government Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”
•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.
•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, Social Security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if it is unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.
25	Janus Investment Fund

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.
The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.
Exchanges
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.
Please note the following when exchanging shares:
•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.
•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust, with the exception of the Janus money market funds. Only accounts held by individual investors will be allowed to exchange to Janus Money Market Fund; all other account types can only exchange to Janus Government Money Market Fund.
•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.
•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)
•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)
•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)
•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.
•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.
•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.
26	Janus Investment Fund

•	With certain exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to Closed Fund Policies in the “Other Information” section of this Prospectus.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.
*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.
Payment of redemption proceeds
As previously noted, with certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.
By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.
•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.
•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.
By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.
By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.
Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. In addition, there may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer and your bank information is new. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Government Money Market Fund during the 15-day hold period.
Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.
*	Certain account types and transactions are not available via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.
Large Shareholder Redemptions
Certain large shareholders, such as other funds, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s
27	Janus Investment Fund

performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.
Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.
While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.
Suspension of Redemptions
In the event that the Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds, in order to facilitate the liquidation of the Fund. In addition, if a Fund’s weekly liquid assets fall below 10%, the Fund may cease honoring redemptions and liquidate at the discretion of the Trustees. Prior to suspending redemptions, such Fund would be required to notify the SEC of its decision to suspend redemptions and liquidate. If the Fund ceases honoring redemptions and makes a decision to liquidate, the Fund expects that it would notify shareholders on the Fund’s websites or by press release.
Information on liquidity fees and redemption gates
Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Trustees are permitted to impose a liquidity fee on redemptions from Janus Money Market Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s weekly liquid assets fall below certain designated thresholds.
If Janus Money Market Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If Janus Money Market Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that a Fund’s weekly liquid assets fall below the 30% or 10% thresholds.
Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Additionally, Janus Money Market Fund will typically notify financial intermediaries and shareholders if a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or redemption gate will be reported by Janus Money Market Fund to the SEC on Form N-CR. Such information will also be available on the Janus Money Market Fund’s websites.
Liquidity fees payable by shareholders of Janus Money Market Fund may be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of extraordinary market stress.
28	Janus Investment Fund

Liquidity fees would reduce the amount you receive upon redemption of your Shares. Janus Money Market Fund retains the liquidity fees for the benefit of remaining shareholders. With certain limited exceptions, redemption requests submitted or received while a redemption gate is in place will not be honored. If your redemption request is not honored and you still wish to redeem Shares once Janus Money Market Fund lifts the redemption gate, you will need to submit a new redemption request. The imposition of liquidity fees or redemption gates may also affect the check writing privileges for shareholders of Janus Money Market Fund, as discussed below.
As a government money market fund, Janus Government Money Market Fund is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have determined not to subject Janus Government Money Market Fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Trustees have reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
For more information on liquidity fees and redemption gates, please see “Liquidity Fees and Gates” in the SAI.
Written Instructions
To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:
•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

Signature Guarantee
A signature guarantee for each registered account owner is required if any of the following is applicable:
•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.
The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.
A signature guarantee may be refused if any of the following is applicable:
•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.
How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.
Availability of Portfolio Holdings Information
The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.
29	Janus Investment Fund

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. In addition, each Fund is required to disclose its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings for the money market funds are generally available monthly with no lag. Holdings are generally posted approximately five business days thereafter under each Fund’s Holdings & Details tab at janus.com/allfunds.
•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
Full portfolio holdings will be available monthly and will remain on the Janus websites for at least 6 months on a rolling basis and will link to each Fund’s Form N-MFP filing available on the SEC website. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.
Shareholder services and account policies
Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.
Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or by each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If multiple account owners are named on the added bank account, at least one name on the bank account must match one name on the Fund account. There may be a delay in the payment of your redemption proceeds if you request a redemption by electronic transfer to a new bank or bank account.
Check Writing Privilege
Check writing privileges are available for the Funds. Checkbooks will be issued to shareholders who have completed a Signature Draft Card, which is sent in the new account welcome package, or who call a Janus representative. (There is no check writing privilege for retirement accounts.) Your checkbook will be mailed approximately 10 days after the check writing privilege is requested. You may order checks any time at janus.com/individual. Checks may be written for $250 or more per check. Purchases made by check or automated investment may not be redeemed by a redemption check until the 15-day hold period has passed. In addition, checks presented against uncollected or insufficient funds in a Fund may be returned unpaid. All checks written on the account must be signed by all account holders unless otherwise specified on the original application or the subsequent Signature Draft Card. The Funds reserve the right to terminate or modify the check writing privilege at any time. These checks may not be used to initiate online banking, bill payment, or other electronic debits from your Fund account.
If you write a check for Janus Money Market Fund and the check is presented for payment when a liquidity fee is in effect, the applicable liquidity fee will be redeemed from your account and the face value of the check will be paid to the payee
30	Janus Investment Fund

(assuming that there are sufficient funds available in your account after the liquidity fee is redeemed and the check is otherwise in correct form). Checks presented before a redemption gate is imposed by Janus Money Market Fund will be considered valid and processed normally. Checks presented when a redemption gate is in effect may be returned unpaid.
Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.
Your non-retirement Fund account distribution checks may be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.
Involuntary Redemptions
The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.
Lost (Unclaimed/Abandoned) Accounts
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds as undeliverable. Based upon statutory requirements for returned mail, Janus will attempt to locate the shareholder or rightful owner of the account. If Janus is unable to locate the shareholder, then Janus is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.
Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLinetm. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.
Your ability to access your account or transact business electronically may be impacted due to unexpected circumstances, such as system outages, or during periods of increased web activity. For example, periods of substantial market change or other unexpected events can contribute to high call volumes, which may delay your ability to reach a Janus representative by telephone.
If you experience difficulty transacting business with us through a particular method, please consider using an alternate method, such as visiting janus.com/individual, calling Janus XpressLinetm, contacting a Janus representative by telephone, or sending written instructions to complete your transaction. Please remember that purchase, exchange, or redemption requests must be received in good order by a Fund or its agents prior to the close of the regular trading session of the NYSE in order to receive that day’s NAV.
Your account information, including online credentials, should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if that person is able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.
Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.
31	Janus Investment Fund

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within three days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.
The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends June 30.
Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.
Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.
Temporary Suspension of Services
The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Funds to redeem their Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.
32	Janus Investment Fund

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information for the fiscal periods shown has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class D Shares of the Funds (assuming reinvestment of all dividends and distributions).
Janus Government Money Market Fund – Class D
	Years ended June 30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income/(loss)	— (1)(2)	— (1)(2)	— (1)(2)	— (1)	— (1)
Net gain/(loss) on investments	— (1)	— (1)	— (1)	— (1)	— (1)
Total from investment operations	—	—	—	—	—
Less distributions:
Dividends from net investment income	—	— (1)	— (1)	— (1)	— (1)
Distributions from capital gains	—	—	—	—	— (1)
Total distributions	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.01%	0.00%
Net assets, end of period (in thousands)	$160,769	$150,121	$165,245	$175,179	$182,311
Average net assets for the period (in thousands)	$155,300	$157,321	$169,002	$178,560	$190,180
Ratio of gross expenses to average net assets	0.68%	0.69%	0.68%	0.69%	0.69%
Ratio of net expenses to average net assets	0.28%	0.13%	0.12%	0.18%	0.18%
Ratio of net investment income/(loss) to average net assets	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)

(1)	Less than $0.005 on a per share basis.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Less than 0.005%.
33	Janus Investment Fund

Janus Money Market Fund – Class D
	Years ended June 30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income/(loss)	— (1)(2)	— (1)(2)	— (1)(2)	— (1)	— (1)
Net gain/(loss) on investments	— (1)	— (1)	— (1)	— (1)	— (1)
Total from investment operations	—	—	—	—	—
Less distributions:
Dividends from net investment income	—	— (1)	— (1)	— (1)	— (1)
Distributions from capital gains	—	—	—	—	— (1)
Total distributions	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.00%
Net assets, end of period (in thousands)	$931,232	$923,390	$993,554	$1,077,369	$1,089,252
Average net assets for the period (in thousands)	$944,865	$956,166	$1,046,368	$1,070,220	$1,131,399
Ratio of gross expenses to average net assets	0.67%	0.67%	0.66%	0.67%	0.67%
Ratio of net expenses to average net assets	0.32%	0.13%	0.10%	0.17%	0.14%
Ratio of net investment income/(loss) to average net assets	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)

(1)	Less than $0.005 on a per share basis.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Less than 0.005%.
34	Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.
Equity and Debt Securities
Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.
Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. There are also risks involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.
Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.
Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.
Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).
Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.
Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.
Duration is a measurement of price sensitivity to interest rate changes. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter duration. For example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. A Fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise.
Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.
35	Janus Investment Fund

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.
Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.
Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.
Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.
Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.
Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.
U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.
Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand.
Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.
36	Janus Investment Fund

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.
Other Investments, Strategies, and/or Techniques
Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.
Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.
When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.
37	Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/reports. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period.
The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.
janus.com
P.O. Box 55932
Boston, MA 02205-5932
1-800-525-3713
The Trust’s Investment Company Act File No. is 811-1879.

▼ October 14, 2016
Class T Shares Ticker
Money Market
Janus Government Money Market Fund	JAGXX
Janus Money Market Fund	JAMXX

Janus Investment Fund
Prospectus
The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes two portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.
The Funds currently offer one or more classes of shares. Only Class T Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class T Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Government Money Market Fund	2
Janus Money Market Fund	6
Additional information about the Funds
Fees and expenses	10
Additional investment strategies and general portfolio policies	10
Management of the Funds
Investment adviser	13
Management expenses	13
Administration fee	14
Investment personnel	14
Other information	15
Distributions and taxes	16
Shareholder’s guide
Pricing of fund shares	18
Payments to financial intermediaries by Janus Capital or its affiliates	18
Purchases	19
Exchanges	20
Redemptions	21
Information on liquidity fees and redemption gates	22
Shareholder communications	23
Financial highlights	25
Glossary of investment terms	27
1	Janus Investment Fund

Fund summary

Janus Government Money Market Fund
Ticker:	JAGXX	Class T Shares

INVESTMENT OBJECTIVES
Janus Government Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class T Shares	$ 72	$ 224	$ 390	$ 871

PRINCIPAL INVESTMENT STRATEGIES
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•	maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less
2	Janus Government Money Market Fund

As a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee and/or redemption gate on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
PRINCIPAL INVESTMENT RISKS
Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Interest Rate Risk.  Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates, which are at historically low levels. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Credit Quality Risk.  The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations (potentially even the U.S. Government). The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Liquidity Risk.  The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Market Risk.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk.  With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that
3	Janus Government Money Market Fund

Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Variable and Floating Rate Demand Notes Risk.  Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
U.S. Government Securities Risk.  Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Repurchase Agreement Risk.  Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 4th Quarter 2006 1.21%	Worst Quarter: 4th Quarter 2014 0.00%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 0.00%.
4	Janus Government Money Market Fund

Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/14/95)
Class T Shares
Return Before Taxes	0.00%	0.00%	1.09%	2.41%

The 7-day yield on December 31, 2015 was 0.00% for Janus Government Money Market Fund.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 1999.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements
The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
5	Janus Government Money Market Fund

Fund summary

Janus Money Market Fund
Ticker:	JAMXX	Class T Shares

INVESTMENT OBJECTIVES
Janus Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class T Shares	$ 69	$ 218	$ 379	$ 847

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.
The Fund will:
•	invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
•	invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•	maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

PRINCIPAL INVESTMENT RISKS
Money Market Risk.  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares or may temporarily suspend your ability to sell Shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Factors such as, but not limited to, an increase in interest rates, a decline in the
6	Janus Money Market Fund

credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. Janus Capital has no legal obligation to provide financial support to the Fund, and you should not expect that Janus Capital will provide financial support to the Fund at any time. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Retail Money Market Fund Risk.  The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a retail money market fund, the Fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk.  Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates, which are at historically low levels. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Credit Quality Risk.  The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Liquidity Risk.  The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Market Risk.  The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk.  With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
7	Janus Money Market Fund

Commercial Paper Risk.  Commercial paper is a debt obligation usually issued by corporations in order to finance their current operations. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Repurchase Agreement Risk.  Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Variable and Floating Rate Demand Notes Risk.  Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
U.S. Government Securities Risk.  Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 4th Quarter 2006 1.23%	Worst Quarter: 4th Quarter 2014 0.00%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 0.00%.
8	Janus Money Market Fund

Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/14/95)
Class T Shares
Return Before Taxes	0.00%	0.00%	1.15%	2.49%

The 7-day yield on December 31, 2015 was 0.00% for Janus Money Market Fund.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 2004.
PURCHASE AND SALE OF FUND SHARES
Investments in the Fund are limited to accounts beneficially owned by natural persons. The Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
Minimum Investment Requirements
The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
9	Janus Money Market Fund

Additional information about the Funds

Fees and expenses
Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown were determined based on net assets as of the fiscal year ended June 30, 2016.
•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other non-distribution related shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders through the management fee and the administration fee paid to Janus Capital.
•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).
•	“Other Expenses” for Janus Government Money Market Fund and Janus Money Market Fund include an administration fee of 0.48% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.
•	Janus Capital has agreed to waive one-half of each of Janus Government Money Market Fund’s and Janus Money Market Fund’s investment advisory fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.
•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies
This section takes a closer look at investment strategies and general policies that apply to the Funds. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. The Funds are subject to certain specific Securities and Exchange Commission (“SEC”) rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) that are determined to present minimal credit risk.
Debt Obligations
Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:
•	commercial paper
•	notes and bonds
•	variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)
•	privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws
Demand Features
Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument’s credit quality, and provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Funds’ investments may be dependent in part on the credit quality of the banks supporting the Funds’ investments. This will result in exposure to risks pertaining to the banking
10	Janus Investment Fund

industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.
Liquidity
Each Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
•	Daily liquidity. Each Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
•	Weekly liquidity. Each Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
•	Each Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Mortgage- and Asset-Backed Securities
Each Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government.
Janus Money Market Fund may also purchase mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.
Municipal Leases
Janus Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.
Obligations of Financial Institutions
Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations of financial institutions include:
•	negotiable certificates of deposit, bankers’ acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars
•	Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)
11	Janus Investment Fund

•	other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest
An economic downturn or other market event can have a significant negative effect on issuers in the financial services sector. The Fund may focus its investments in this sector, which increases the risk of your investment.
A decline in the credit quality of an issuer, the provider of credit support, may also have a negative effect on the Fund.
Foreign, Eurodollar, and, to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers.
Participation Interests
A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.
Repurchase Agreements
Each Fund may enter into collateralized repurchase agreements by cash or U.S. Government securities. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest.
If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
U.S. Government Securities
The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the full faith and credit of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
Variable and Floating Rate Securities
Janus Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. Janus Money Market Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.
12	Janus Investment Fund

Management of the Funds

Investment adviser
Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.
Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.
The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Board of Trustees (“Trustees”), to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). Implementation of a manager-of-managers structure, however, would need to be approved by each Fund’s shareholders. The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the Investment Company Act of 1940, as amended) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).
Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and, as appropriate, reallocate a Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) to a Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for a Fund. The order also permits a Fund to disclose subadvisers’ fees only in the aggregate in the SAI. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Janus fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.
Janus Capital furnishes certain administration, compliance, and accounting services for the Funds, and provides continuous advice and recommendations concerning the Funds’ investments. In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds and generally pays the salaries, fees, and expenses of Fund officers, although some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds.
Management expenses
Each Fund pays Janus Capital an investment advisory fee and incurs other expenses, including legal and auditing fees and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund pays.
The following table reflects each Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The rate shown is a fixed rate based on each Fund’s average daily net assets.
Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended June 30, 2016)
Janus Government Money Market Fund	All Asset Levels	0.20	0.10 (1)
Janus Money Market Fund	All Asset Levels	0.20	0.10 (1)

(1)	Janus Capital has agreed to waive one-half of the Fund’s investment advisory fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.
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A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements is included in each Fund’s annual report (for the period ending June 30) or semiannual report (for the period ending December 31) to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.
Administration fee
Each Fund pays an administration fee of 0.48% of the average daily net assets of Class T Shares to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping, fund accounting, preparation of reports and prospectuses distributed to current shareholders, and registration functions. This administration fee also covers expenses including, but not limited to, custody, transfer agency, shareholder servicing, and provision of office facilities and personnel necessary to carry on the business of the Funds. The administration fee may also be used to pay financial intermediaries for subaccounting, order processing for omnibus or networked accounts, or other shareholder servicing. Order processing includes the submission of transactions by financial intermediaries through the National Securities Clearing Corporation or similar systems, or those processed on a manual basis.
Investment personnel
Janus Government Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Government Money Market Fund, which he has managed or co-managed since February 1999. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.
Janus Money Market Fund

J. Eric Thorderson, CFA, is Executive Vice President and Portfolio Manager of Janus Money Market Fund, which he has managed or co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson holds the Chartered Financial Analyst designation.
Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Janus funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Janus funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to that Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains. In addition, redemptions by a Janus “fund of funds” could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, which may lead to an increase in the Fund’s expense ratio. The impact of these transactions is likely to be greater when a Janus “fund of funds” purchases, redeems, or owns a substantial portion of a Fund’s shares. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.
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Other information

CLOSED FUND POLICIES
A Fund may limit sales of its Shares to new investors. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in a closed fund’s prospectuses.
Effective June 30, 2016, investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons. In order to make an initial investment in Janus Money Market Fund, investors may be required to provide certain information (e.g., Social Security number or government-issued identification) to demonstrate eligibility to invest in the Fund. Investments in Janus Money Market Fund established through brokerage or mutual fund accounts other than those beneficially owned by natural persons are no longer accepted. Janus Money Market Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
LIQUIDATION/REORGANIZATION OF A FUND
It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.
DISTRIBUTION OF THE FUNDS
The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.
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Distributions and taxes

Distributions
To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. Distributions are made at the class level, so they may vary from class to class within a single Fund.
Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.
Purchase orders received prior to 4:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange (“NYSE”) and the Federal Reserve Banks are open) will begin to accrue dividends on the following bank business day.
Redemption requests received prior to 4:00 p.m. (New York time) on a bank business day will receive that day’s dividends. Proceeds of such redemption will normally be sent on the next bank business day.
The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond markets or NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).
For your convenience, distributions of dividends and capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.
TAXES
As with any investment, you should consider the tax consequences of investing in the Funds. The following is a general discussion of certain federal income tax consequences of investing in the Funds. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser regarding the effect that an investment in a Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.
Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by a Fund and capital gains from any sale or exchange of Fund shares. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.
Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1⁄2, a 10% penalty tax may be imposed. The
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federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.
Taxes on Sales or Exchanges
Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility.
The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.
If a shareholder does not meet the requirements of the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to impose a 30% U.S. withholding tax on distributions and proceeds from the sale or other disposition of shares in the Fund. FATCA withholding will generally apply to payments of dividends from net investment income made after June 30, 2014, and payments of gross proceeds from sales of Fund shares and distributions of net capital gains made after December 31, 2018. Shareholders should consult their individual tax advisers regarding the possible implications of this legislation.
For Shares purchased on or after January 1, 2012 and sold thereafter from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.
A liquidity fee imposed by Janus Money Market Fund will reduce the amount you will receive upon the redemption of your Shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize as a result of such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If Janus Money Market Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If a Fund makes such election, foreign taxes paid by the Fund will be reported to shareholders as income and shareholders may claim a tax credit or deduction for such taxes, subject to certain limitations. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.
Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.
The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.
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Shareholder’s guide

With certain exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.
Investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons, which means that the Fund’s Shares can only be held through individual investors. In order to make an initial investment in Janus Money Market Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in Janus Money Market Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms.
Pricing of fund shares
The per share net asset value (“NAV”) for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the time at which a Fund’s NAV is calculated may be changed if trading on the NYSE is restricted, the NYSE closes at a different time, or as permitted by the SEC. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.
All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. The Funds reserve the right to require purchase and/or redemption requests from a financial intermediary or plan sponsor prior to this time on days when the bond markets or the NYSE close early. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.
The Funds’ portfolio securities are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund’s portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.
All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.
Payments to financial intermediaries by Janus Capital or its affiliates
With respect to other share classes not currently offered by the Funds, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus
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Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.
For Class T Shares, Janus Capital, Janus Distributors, or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other non-distribution related shareholder or administrative services (including payments for processing transactions via the National Securities Clearing Corporation or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts.
In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.
The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.
From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).
The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.
Purchases
With certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.
In addition, investments in Janus Money Market Fund are limited to accounts beneficially owned by natural persons, which means that the Fund’s Shares can only be held by individual investors.
Purchases of Shares may be made only through financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may
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make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.
The Funds reserve the right to require purchase requests and payments from the financial intermediary or plan sponsor prior to 4:00 p.m. (New York time) on days when the bond markets or NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).
Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading.
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, Social Security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.
In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.
Minimum Investment Requirements
The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.
Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.
Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.
Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.
Exchanges
With certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.
Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).
•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan, with the exception of the Janus money market funds. Only accounts held by individual investors will be allowed to exchange to Janus Money Market Fund; all other account types can only exchange to Janus Government Money Market Fund.
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•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will generally only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.
•	You must meet the minimum investment amount for each fund.
•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.
•	Exchanges from Janus Money Market Fund may be subject to any liquidity fees and/or redemption gates imposed by the Fund. For more information, refer to “Information on Liquidity Fees and Redemption Gates.”

Redemptions
With certain exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.
Redemptions, like purchases, may generally be effected only through financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.
Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. The Funds reserve the right to require redemption requests prior to 4:00 p.m. (New York time) on days when the bond markets or NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). Redemption proceeds will normally be sent the business day following receipt of the redemption order.
Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.
Large Shareholder Redemptions
Certain large shareholders, such as other funds, institutional investors, financial intermediaries, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these large shareholders of their holdings in a Fund may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Fund’s expense ratio.
Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the
21	Janus Investment Fund

liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.
While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.
Suspension of Redemptions
In the event that the Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds, in order to facilitate the liquidation of the Fund. In addition, if a Fund’s weekly liquid assets fall below 10%, the Fund may cease honoring redemptions and liquidate at the discretion of the Trustees. Prior to suspending redemptions, such Fund would be required to notify the SEC of its decision to suspend redemptions and liquidate. If the Fund ceases honoring redemptions and makes a decision to liquidate, the Fund expects that it would notify shareholders on the Fund’s websites or by press release.
Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.
Information on liquidity fees and redemption gates
Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Trustees are permitted to impose a liquidity fee on redemptions from Janus Money Market Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s weekly liquid assets fall below certain designated thresholds.
If Janus Money Market Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If Janus Money Market Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that a Fund’s weekly liquid assets fall below the 30% or 10% thresholds.
Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Additionally, Janus Money Market Fund will typically notify financial intermediaries and shareholders if a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or redemption gate will be reported by Janus Money Market Fund to the SEC on Form N-CR. Such information will also be available on the Janus Money Market Fund’s websites.
Liquidity fees payable by shareholders of Janus Money Market Fund may be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of extraordinary market stress.
Liquidity fees would reduce the amount you receive upon redemption of your Shares. Janus Money Market Fund retains the liquidity fees for the benefit of remaining shareholders. Any redemption requests submitted while a redemption gate is in
22	Janus Investment Fund

place will not be honored. A new redemption request must be submitted to Janus Money Market Fund if you wish to redeem your Shares after the redemption gate has been lifted.
As a government money market fund, Janus Government Money Market Fund is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have determined not to subject Janus Government Money Market Fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Trustees have reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
For more information on liquidity fees and redemption gates, please see “Liquidity Fees and Gates” in the SAI.
Availability of Portfolio Holdings Information
The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.
•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. In addition, each Fund is required to disclose its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings for the money market funds are generally available monthly with no lag. Holdings are generally posted approximately five business days thereafter under Full Holdings for each Fund at janus.com/info.
•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
Full portfolio holdings will be available monthly and will remain on the Janus websites for at least 6 months on a rolling basis and will link to each Fund’s Form N-MFP filing available on the SEC website. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.
Shareholder communications
Statements and Reports
Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.
Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends June 30.
Lost (Unclaimed/Abandoned) Accounts
It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor is unable to locate the shareholder, then the financial intermediary or plan sponsor is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed
23	Janus Investment Fund

property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.
24	Janus Investment Fund

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information for the fiscal periods shown has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class T Shares of the Funds (assuming reinvestment of all dividends and distributions).
Janus Government Money Market Fund – Class T
	Years ended June 30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income/(loss)	— (1)(2)	— (1)(2)	— (1)(2)	— (1)	— (1)
Net gain/(loss) on investments	— (1)	— (1)	— (1)	— (1)	— (1)
Total from investment operations	—	—	—	—	—
Less distributions:
Dividends from net investment income	—	— (1)	— (1)	— (1)	— (1)
Distributions from capital gains	—	—	—	—	— (1)
Total distributions	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.01%	0.00%
Net assets, end of period (in thousands)	$3,614	$3,091	$3,406	$6,569	$5,319
Average net assets for the period (in thousands)	$3,323	$3,611	$6,393	$5,526	$5,267
Ratio of gross expenses to average net assets	0.70%	0.71%	0.70%	0.73%	0.71%
Ratio of net expenses to average net assets	0.29%	0.13%	0.12%	0.18%	0.18%
Ratio of net investment income/(loss) to average net assets	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)

(1)	Less than $0.005 on a per share basis.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Less than 0.005%.
25	Janus Investment Fund

Janus Money Market Fund – Class T
	Years ended June 30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income/(loss)	— (1)(2)	— (1)(2)	— (1)(2)	— (1)	— (1)
Net gain/(loss) on investments	— (1)	— (1)	— (1)	— (1)	— (1)
Total from investment operations	—	—	—	—	—
Less distributions:
Dividends from net investment income	—	— (1)	— (1)	— (1)	— (1)
Distributions from capital gains	—	—	—	—	— (1)
Total distributions	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.00%
Net assets, end of period (in thousands)	$185,252	$227,769	$226,888	$190,249	$167,685
Average net assets for the period (in thousands)	$212,004	$216,721	$210,433	$178,310	$162,966
Ratio of gross expenses to average net assets	0.68%	0.69%	0.68%	0.69%	0.69%
Ratio of net expenses to average net assets	0.32%	0.13%	0.10%	0.17%	0.14%
Ratio of net investment income/(loss) to average net assets	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)	0.00% (3)

(1)	Less than $0.005 on a per share basis.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Less than 0.005%.
26	Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.
Equity and Debt Securities
Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.
Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. There are also risks involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.
Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.
Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.
Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).
Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.
Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.
Duration is a measurement of price sensitivity to interest rate changes. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter duration. For example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. A Fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise.
Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.
27	Janus Investment Fund

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.
Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.
Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.
Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.
Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.
Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.
Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.
Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.
U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.
Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand.
Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.
28	Janus Investment Fund

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.
Other Investments, Strategies, and/or Techniques
Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.
Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.
Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.
When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.
29	Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.
The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.
janus.com
151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687
The Trust’s Investment Company Act File No. is 811-1879.

▼ October 14, 2016
	Class D Shares† Ticker	Class T Shares Ticker
Money Market
Janus Government Money Market Fund	JGVXX	JAGXX
Janus Money Market Fund	JNMXX	JAMXX

Janus Investment Fund
Statement of Additional Information
†	Class D Shares are closed to certain new investors.
This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class D Shares and Class T Shares (collectively, the “Shares”) of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund” and collectively, the “Funds”). The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”), and are managed by Janus Capital Management LLC (“Janus Capital”).
This SAI is not a Prospectus and should be read in conjunction with the Funds’ Prospectuses dated October 14, 2016, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). This SAI contains additional and more detailed information about the Funds’ operations and activities than the Prospectuses. The Annual Report, which contains important financial information about the Funds, is incorporated by reference into this SAI. The Annual and Semiannual Reports are available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Investment policies and restrictions, and investment strategies and risks	2
Investment adviser and administrator	16
Custodian, transfer agent, and certain affiliations	22
Portfolio transactions and brokerage	23
Purchase of shares	25
Redemption of shares	26
Liquidity fees and gates	27
Shareholder accounts	28
Tax-deferred accounts	29
Dividends and tax status	30
Trustees and officers	32
Principal shareholders	40
Miscellaneous information	41
Financial statements	44
Appendix A	45
Description of Securities Ratings	45
Appendix B	47
Description of Municipal Securities	47

Investment policies and restrictions,
and investment strategies and risks

Janus Investment Fund
This Statement of Additional Information includes information about 2 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.
Adviser
Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for each Fund.
Investment Policies and Restrictions Applicable to the Funds
Each Fund has adopted certain fundamental investment policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.
As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term “U.S. Government securities” shall have the meaning set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by U.S. Government securities and municipal securities escrowed with or refunded with escrowed U.S. Government securities.
Each Fund has adopted the following fundamental policies and restrictions:
(1)  With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.
Each Fund may not:
(2)  Purchase securities if 25% or more of the value of a Fund’s total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund’s investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).
(3)  Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.
(4)  Lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).
(5)  Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.
(6)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
(7)  Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, or forward transactions. The Funds may not issue “senior securities” in contravention of the 1940 Act.

Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as that Fund.
Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7.
Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Board of Trustees (“Trustees”) without shareholder approval:
(1)  If a Fund is an underlying fund in a Janus fund of funds, the Fund may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) of the 1940 Act and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) of the 1940 Act.
(2)  A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 5% of its net assets would be invested in securities, including repurchase agreements, which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the Fund (“illiquid securities”). The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of liquidity factors affecting the security.
(3)  A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.
(4)  A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.
(5)  The Funds may not invest in companies for the purpose of exercising control of management.
Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing Fund may be unable to repay the loan when due. While it is expected that a Fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.
For purposes of each Fund’s policies on investing in particular industries, each Fund relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, a Fund may further classify issuers in accordance with industry classifications consistent with relevant SEC staff interpretations. The Funds may change any source used for determining industry classifications without prior shareholder notice or approval.
Investment Strategies and Risks
Pursuant to Rule 2a-7, each Fund must limit its purchase of portfolio instruments to those that have a remaining maturity of 397 days or less, and that have been determined by Janus Capital to present minimal credit risks to a Fund pursuant to guidelines approved by the Trustees. In making its minimal credit risk determinations, Janus Capital will consider the capacity of each security’s issuer or guarantor to meet its financial obligations, and in doing so, consider, to the extent appropriate, the following factors, as required by Rule 2a-7: (i) the issuer’s or guarantor’s financial condition; (ii) the issuer’s or guarantor’s sources of liquidity; (iii) the issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and the issuer’s or guarantor’s competitive position within its industry. Pursuant to Rule 2a-7 and guidelines approved by the Trustees, Janus Capital will provide an ongoing review of the credit quality of each portfolio security to determine that the security continues to present minimal credit risks. A security may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.
Under Rule 2a-7, a Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.
The following is a discussion regarding types of securities in which a Fund may invest. This information supplements and should be read in conjunction with the Prospectuses.
Participation Interests
Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund’s interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days’ notice, for all or a part of the Fund’s participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security to provide liquidity or to maintain or improve the quality of the Funds’ investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.
Variable and Floating Rate Notes
Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. Janus Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.
Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Mortgage- and Asset-Backed Securities
The Funds may invest in commercial and residential mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.
Agency Mortgage-Related Securities.  The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.
The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.
In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. As of the date of this SAI, Fannie Mae and Freddie Mac remain under conservatorship.
In addition, the future for Fannie Mae and Freddie Mac is uncertain as the U.S. Government is considering multiple options, ranging on a spectrum from significant reform, nationalization, privatization, consolidation, to outright elimination of these entities. Congress is considering several pieces of legislation that would reform Fannie Mae and Freddie Mac, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure, and corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on these guaranteeing entities.
Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.
The Funds’ investments in mortgage-backed securities, including privately issued mortgage-related securities where applicable, may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.
Structured Investments.  Structured investment vehicles and other similar vehicles (“structured vehicles”) issue a combination of senior and subordinate debt to fund the purchase of finance company and structured finance debt. Structured vehicle debt is usually composed of a senior debt tranche made up of commercial paper and longer maturity medium term notes and one to two tranches of subordinate notes. Structured vehicle portfolios generally consist of finance company debt and structured finance assets. A structured vehicle purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. Structured vehicles typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. Structured vehicles also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and other asset-backed securities.

Because structured vehicles depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the structured vehicles may have to liquidate assets at a loss. Also, with respect to structured vehicles’ assets in finance companies, the Funds may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Funds.
Asset-Backed Securities.  Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, and syndicated bank loans. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.
Privately Issued Mortgage-Related Securities.  Privately issued mortgage-related securities are pass-through pools of conventional residential mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Janus Capital determines that the securities meet the Funds’ quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 5% of a Fund’s total assets will be illiquid.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the United States has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
A Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, Janus Capital takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. Therefore, a Fund may invest more or less than 25% of its total assets in privately issued mortgage-related securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Commercial Mortgage-Backed Securities.  A Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Collateralized Mortgage Obligations.  A Fund may invest in collateralized mortgage obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches – known as support bonds, companion bonds or non-PAC bonds – which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with the Funds’ investments objectives and policies, Janus Capital may invest in various tranches of CMO bonds, including support bonds.
Securities Lending
Under procedures adopted by the Trustees, certain funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. Certain funds may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. A fund has discretion to pull back lent shares before proxy record dates and vote proxies if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a fund is unable to recover a security on loan, the fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the fund.
Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the funds and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the funds and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Cyber Security Risk
With the increased use of the Internet to conduct business, the Funds are susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ websites. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.
Cyber security failures or breaches by the Funds’ third party service providers (including, but not limited to, Janus Capital, custodians, transfer agents, and financial intermediaries), or the subadvisers (if applicable) may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds may incur incremental costs to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While Janus Capital has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cyber-attack tactics. As such, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Fund purchases a fixed-income security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.
Reverse repurchase agreements are transactions in which a Fund sells a fixed-income security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.
Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund’s portfolio, although a Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. A Fund will limit its investments in reverse repurchase agreements to one-third or less of its total assets.
When-Issued and Delayed Delivery Securities
Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value (“NAV”).
Investment Company Securities
From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. To the extent a Fund is an underlying fund in a Janus fund of funds, the Fund may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G).
Debt Obligations
Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933, as amended (the “1933 Act”), or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors; accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.
Auction Market and Remarketed Preferred Stock
The Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Obligations of Financial Institutions
Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers’ acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.
Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
Foreign, Eurodollar, and to a limited extent, Yankee bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.
U.S. Government Securities
To the extent permitted by its investment objective and policies, each Fund, particularly Janus Government Money Market Fund and, to a lesser extent, Janus Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation-Protected Securities (“TIPS”), Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the members of the Federal Farm Credit System, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.
Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
Municipal Obligations
The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The municipal obligations which a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), and private activity bonds. In addition, a Fund may invest in securities issued by entities whose underlying assets are municipal bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.
The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.
Municipal Leases
Janus Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets certain criteria.
In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor; (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.
Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.
Portfolio Holdings Disclosure Policies and Procedures
The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.
•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. In addition, each Fund is required to disclose its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings for the money market funds are generally available monthly with no lag. Holdings are generally posted approximately five business days thereafter under Full Holdings for each Fund at janus.com/info (or under each Fund’s Holdings & Details tab at janus.com/allfunds if you hold Class D Shares).
•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
Full portfolio holdings will be available monthly and will remain on the Janus websites for at least 6 months on a rolling basis and will link to each Fund’s Form N-MFP filing available on the SEC website.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, securities lending agents, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings. Any confidentiality agreement entered into regarding disclosure of a Janus fund’s portfolio holdings includes a provision that portfolio holdings are the confidential property of that Janus fund and may not be shared or used directly or indirectly for any purpose (except as specifically provided in the confidentiality agreement), including trading in fund shares.
Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.
Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.
To the best knowledge of the Janus funds, as of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above under ongoing arrangements with the funds and/or Janus Capital, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.
Name	Frequency	Lag Time
Adviser Compliance Associates, LLC	As needed	Current
Alan Biller and Associates	Quarterly	Current
Allianz Investment Management LLC	As needed	Current
ALPS Distributors, Inc.	As needed	Current
AnchorPath Financial, LLC	As needed	Current
Aon Hewitt	As needed	Current
Athena Investment Services	As needed	Current
Barclays Risk Analytics and Index Solutions Limited	Daily	Current
Barra, Inc.	Daily	Current
Bloomberg Finance L.P.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current

Name	Frequency	Lag Time
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
Command Financial Press Corporation	As needed	2 days
Consulting Services Group, LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
DeMarche Associates	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
DTCC Loan/SERV LLC	Daily	Current
Eagle Investment Systems LLC	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
Frank Russell Company	As needed	Current
FrontSide Analytics, LLC	Daily	Current
HedgeFacts	Weekly	7 days
HeterMedia Services Limited	Monthly	Current
Horizon Investments, LLC	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
Interactive Data (Europe) Limited	Quarterly	10 days
Interactive Data Pricing and Reference Data LLC	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
J.P. Morgan Securities LLC	As needed	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KPMG LLP	As needed	Current
LendAmend LLC	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit EDM Limited	Daily	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Quarterly	Current
MIO Partners, Inc.	As needed	Current
Momentum Global Investment Management	As needed	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Omgeo LLC	Daily	Current
Pacific Life	As needed	Current
Perficient, Inc.	As needed	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current

Name	Frequency	Lag Time
Prima Capital Management, Inc.	Quarterly	15 days
Protiviti, Inc.	As needed	Current
RR Donnelley and Sons Company	Daily	Current
R.V. Kuhns & Associates	As needed	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
SEI Investments	As needed	Current
Serena Software, Inc.	As needed	Current
SimCorp USA, Inc.	As needed	Current
SS&C Technologies, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Ohio National Life Insurance Company	As needed	Current
Thomson Reuters (Markets) LLC	Daily	Current
Thrivent Financial for Lutherans	As needed	Current
Top Five Solutions LLC	As needed	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
TriOptima AB	Daily	Current
UBS Global Asset Management	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information. Under no circumstance does Janus Capital, a Janus mutual fund, or other party receive any compensation in connection with the arrangements to release portfolio holdings information to any of the described recipients of the information.
Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds’ portfolio holdings disclosure policies.

Investment adviser and administrator

Investment Adviser – Janus Capital Management LLC
As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.
Each Fund’s Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Funds’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Funds’ Trustees or the affirmative vote of a majority of the outstanding voting securities of each Fund. Each Advisory Agreement: (i) may be terminated, without the payment of any penalty, by a Fund’s Trustees, or the vote of at least a majority of the outstanding voting securities of a Fund, or Janus Capital, on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of that Fund.
Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds’ investments and provide certain other advisory-related services. Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Funds. For serving as administrator, each share class pays Janus Capital an annual fee rate as noted below. Janus Capital uses this fee to pay for administration costs such as fund accounting services; provision of office facilities and personnel necessary to carry on the business of each Fund; preparation and filing of all documents necessary to obtain and maintain registration and qualification of the shares of each class with the SEC and state securities commissions; clerical, recordkeeping and bookkeeping services; preparation of reports for distribution to shareholders of each Fund; preparation of prospectuses, statements of additional information and proxy statements for the Funds or any class of shares thereof; preparation and filing of each Fund’s required tax reports; and preparation of materials for meetings of the Trustees and their Committees. In addition, Janus Capital also uses the fee to pay for, among others, custody, transfer agency and shareholder servicing; preparation and review of contracts to which either Fund is a party; and monitoring and reporting to Fund officers each Fund’s compliance with the Funds’ investment policies and restrictions. These costs are separate from fees related to advisory services.
The Trust and Janus Capital have received an exemptive order from the SEC that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). Implementation of a manager-of-managers structure, however, would need to be approved by a Fund’s shareholders. The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).
Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and, as appropriate, reallocate a Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) to a Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for a Fund. The order also permits a Fund to disclose subadvisers’ fees only in the aggregate. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Janus fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.
In addition to the advisory fee and administration fee paid to Janus Capital, the Funds also pay any compensation, fees, or reimbursements to Trustees that are independent from Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Funds; certain compensation and related expenses of the Chief Compliance Officer of the Trust and compliance staff; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; any litigation; and other extraordinary expenses.

A discussion regarding the basis for the Trustees’ approval of the Funds’ Investment Advisory Agreements is included in each Fund’s annual report (for the period ending June 30) or semiannual report (for the period ending December 31) to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, free of charge, at janus.com/info (or janus.com/reports if you hold Class D Shares).
Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has voluntarily agreed to reduce the advisory fee to an annual rate of 0.10% of the value of each Fund’s average daily net assets. The waiver is voluntary, and could change or be terminated at any time at the discretion of Janus Capital.
The following table summarizes the advisory fees paid by the Funds for the last three fiscal years ended June 30.
	2016		2015		2014
Fund Name	Advisory Fees Prior to Reduction	Advisory Fees After Reduction	Advisory Fees Prior to Reduction	Advisory Fees After Reduction	Advisory Fees Prior to Reduction	Advisory Fees Prior to Reduction
Janus Government Money Market Fund	$ 317,153	$ 158,530	$ 308,875	$ 154,437	$ 330,626	$ 155,231
Janus Money Market Fund	$2,313,498	$1,156,629	$2,342,664	$1,171,332	$2,443,145	$1,186,344

The following table summarizes the administration fees paid for the fiscal years ended June 30. Class D Shares of each Fund compensates Janus Capital at an annual rate of 0.46% and Class T Shares of each Fund compensates Janus Capital at an annual rate of 0.48%. Janus Capital may voluntarily waive and/or reimburse administration fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.
	2016		2015		2014
Fund Name	Administration Fees	Waivers(–)	Administration Fees	Waivers(–)	Administration Fees	Waivers(–)
Janus Government Money Market Fund
Class D Shares	$ 714,410	– $ 460,268	$ 723,676	– $ 720,790	$ 777,418	– $ 770,405
Class T Shares	$ 15,957	– $ 10,373	$ 17,335	– $ 17,272	$ 30,686	– $ 30,420
Janus Money Market Fund
Class D Shares	$4,346,423	– $2,286,784	$4,397,351	– $4,160,891	$4,812,774	– $4,780,940
Class T Shares	$1,016,418	– $ 565,821	$1,040,031	– $ 985,383	$1,009,981	– $1,003,392

Payments to Financial Intermediaries By Janus Capital or Its Affiliates
With respect to other share classes not currently offered by the Funds, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.
With respect to Class T Shares, Janus Capital and its affiliates may make payments out of their own assets to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other non-distribution related shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts.
In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.
The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.
From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).
The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.
Additional Information About Janus Capital
Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.
Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes. In certain circumstances, and subject to its allocation procedures, Janus Capital may deviate from a pro-rata allocation to account for allocation sizes that are deemed, by the portfolio managers, to be de minimis to certain eligible accounts or to address situations specific to individual accounts (e.g., cash limitations, position weightings, etc.). Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

The Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.
The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.
Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.
Under the Personal Trading Policy, all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.
In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.
Proxy Voting Policies and Procedures
Each Fund’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to such Fund’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.
Janus Capital Management LLC Proxy Voting Summary For Mutual Funds
Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service, Institutional Shareholder Services Inc. (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.
Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Mutual fund proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-mutual fund client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.
While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Certain funds may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. The portfolio managers have discretion to pull back lent shares before proxy record dates and vote proxies if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.
The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.
Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.
Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.
Equity and Executive Compensation Issues
Janus Capital reviews equity compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify plan features and grant practices that demonstrate good stewardship of investors’ interests regarding executive compensation. Janus Capital will generally vote against plans if the estimated cost is above the allowable cap (an industry-specific, market cap-based amount calculated by the Proxy Voting Service) and/or plan features and grant practices are determined to be misaligned with maximizing shareholder value. Proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed. Janus Capital will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained (as determined by Janus Capital).
General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer, and are proposed in a transparent and independent fashion. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.
Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital’s first priority is to act as a fiduciary in the best financial interests of its clients. Janus Capital recognizes that environmental, social, moral, or ethical issues present risks and opportunities that can have an impact on company financial performance. Janus Capital strives to balance these issues in a manner consistent with its fiduciary obligations. Janus Capital will generally vote with management on these matters unless it identifies areas of weakness or deficiency relative to peers and/or industry best practices or it feels that management has failed to adequately respond to shareholder concerns. In such instances Janus Capital will review these matters on a case-by-case basis, consistent with its fiduciary obligations to clients. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the Funds’ custodian. The custodian holds the Funds’ assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.
Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other non-distribution related shareholder services for the Funds. The Funds do not pay a fee to Janus Services.
Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

Portfolio transactions and brokerage

Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.
Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.
“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds’ Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.
The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions. For the fiscal years ended June 30, 2016, June 30, 2015, and June 30, 2014, the Funds did not incur any brokerage commissions.
For the fiscal year ended June 30, 2016, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.
When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

As of June 30, 2016, the Funds owned securities of their regular broker-dealers (or parents) as shown below:
Fund Name	Name of Broker-Dealer	Value of Securities Owned
Janus Government Money Market Fund	RBC Capital Markets Corp.	$ 23,200,000
Janus Money Market Fund	Goldman Sachs & Co.	$100,000,000
	JP Morgan Securities LLC	24,981,407
	JP Morgan Securities LLC	24,909,335
	JP Morgan Securities LLC	4,992,266
	RBC Capital Markets Corp.	40,400,000

Purchase of shares

As stated in the Funds’ Prospectuses, purchase requests must be received in good order by a Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. New York time) in order to receive that day’s NAV. The Funds reserve the right to require purchase requests prior to this time on days when the bond market or the NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). Shares are purchased at the NAV per share as determined as of the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its agent. A Fund’s NAV is calculated each day that the NYSE is open. The Funds each seek to maintain a stable NAV per share of $1.00. The “Shareholder’s Manual” or “Shareholder’s Guide” section of the Funds’ Prospectuses contains detailed information about the purchase of Shares.
Net asset value determination
Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund’s NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund’s $1.00 amortized cost price per Share. Should that deviation exceed  1⁄2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds’ high-quality criteria.
Reinvestment of dividends and distributions
If investors of Class D Shares do not elect online at janus.com/individual, in writing, or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually sent to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at janus.com/individual or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at janus.com/individual, in writing, or by phone to change back to automatic reinvestment at any time. For investors of Class T Shares, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Redemption of shares

As stated in the Funds’ Prospectuses, redemption requests must be received in good order by a Fund or its agent prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. The Funds reserve the right to require redemption requests prior to this time on days when the bond market or the NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early). Procedures for redeeming Shares are set forth in the “Shareholder’s Manual” or “Shareholder’s Guide” section of the Funds’ Prospectuses.
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ Shares. Redemptions by these accounts of their holdings in the Funds may negatively impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities, which may negatively impact the Funds’ brokerage costs.
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, each Fund is governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If a Fund makes an in-kind payment, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Fund for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Purchase of Shares – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.
The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Suspension of Redemptions
In the event that the Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds, in order to facilitate the liquidation of the Fund. In addition, if a Fund’s weekly liquid assets fall below 10%, the Fund may cease honoring redemptions and liquidate at the discretion of the Trustees. Prior to suspending redemptions, such Fund would be required to notify the SEC of its decision to suspend redemptions and liquidate. If the Fund ceases honoring redemptions and makes a decision to liquidate, the Fund expects that it would notify shareholders on the Fund’s websites or by press release.

Liquidity fees and gates

Pursuant to Rule 2a-7 under the 1940 Act, the Trustees are permitted to impose a liquidity fee on redemptions from Janus Money Market Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s “weekly liquid assets” fall below certain designated thresholds. Liquidity fees would reduce the amount you receive upon redemption of your Shares. A redemption gate would temporarily prevent you from redeeming your Shares in Janus Money Market Fund.
Weekly liquid assets generally include:
•	cash (including demand deposits);
•	direct obligations of the U.S. Government;
•	agency discount notes with remaining maturities of 60 days or less; and
•	securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
If Janus Money Market Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If Janus Money Market Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determine that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that the Fund’s weekly liquid assets fall below the 30% or 10% thresholds.
In the event Janus Money Market Fund imposes a redemption gate, the Fund, your plan sponsor, broker-dealer, or financial intermediary will not accept redemption requests until the Fund provides notice that the gate has been lifted. With certain limited exceptions, redemption requests submitted or received while a redemption gate is imposed will not be honored. Generally, if shareholders still wish to redeem their Shares after a redemption gate has been lifted, they will need to submit a new request.
Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress and will generally be imposed by the Trustees to restore Janus Money Market Fund’s market-based NAV per share. Additionally, Janus Money Market Fund will typically notify financial intermediaries and shareholders if a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or a redemption gate will be reported by the Fund to the SEC on Form N-CR.
The Trustees may, in their discretion, terminate a liquidity fee or redemption gate at any time if the Trustees believe termination to be in the best interest of Janus Money Market Fund and its shareholders. Moreover, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once Janus Money Market Fund’s weekly liquid assets reach at least 30% of the Fund’s total assets. Redemption gates may only last up to 10 business days in any 90-day period.
As a government money market fund, Janus Government Money Market Fund is not required to impose a liquidity fee and/or a redemption gate on Fund redemptions. The Trustees have determined not to subject Janus Government Money Market Fund to a liquidity fee and/or a redemption gate on Fund redemptions. Please note that the Trustees have reserved their ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.

Shareholder accounts

Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds’ Prospectuses and at janus.com. Applications for specific types of accounts may be obtained by visiting janus.com, calling a Janus representative, or writing to the Funds at P.O. Box 55932, Boston, Massachusetts 02205-5932.
Janus has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, Janus’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
Online and Telephone Transactions
As stated in the Prospectuses, certain shareholders may initiate transactions at janus.com and by telephone. The Funds, their transfer agent, and their distributor disclaim responsibility for the authenticity of instructions received at janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated online and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions, and tape recording telephone conversations. Your account information should be kept private, and you should immediately review any account statements that you receive from Janus Capital. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus Capital immediately about any transactions you believe to be unauthorized.
Systematic Redemptions
As stated in the “Shareholder’s Manual” or “Shareholder’s Guide” section of the Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of Shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund’s portfolio holdings, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder’s account. Redemptions from Janus Money Market Fund may be subject to any liquidity fees and/or redemption gates imposed by the Fund. For more information, refer to “Liquidity Fees and Gates.”
Information about requirements to establish a systematic redemption option may be obtained by visiting janus.com, calling a Janus representative, or writing the Funds.

Tax-deferred accounts

The Funds offer several different types of tax-deferred accounts that an investor may establish to invest in Fund Shares, depending on rules prescribed by the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Traditional and Roth Individual Retirement Accounts (“IRAs”) may be used by most individuals who have taxable compensation. Simplified Employee Pensions (“SEPs”) and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships, and small business owners (including sole proprietors), for the benefit of business owners and their employees. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.
Contributions under Traditional and Roth IRAs, SEPs, and Defined Contribution Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.
Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1⁄2 or used for a nonqualifying purpose. Additionally, with the exception of Roth IRAs, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1⁄2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.
Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.
To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, and Coverdell Education Savings Accounts, along with the necessary materials to establish an account, please visit janus.com, call a Janus representative, or write to the Funds at P.O. Box 55932, Boston, Massachusetts 02205-5932. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

Dividends and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.
Dividends representing substantially all of the net investment income and any realized net gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month.
Orders for purchase will be accepted and effected as of the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) on the business day of receipt and such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares of a Fund will be effected as of the close of the NYSE, and such redemption will generally include dividends declared through the day of redemption. If Shares of a Fund were originally purchased by check or through an Automated Investment Program, the Fund may delay transmittal of redemption proceeds up to 15 days in order to ensure that purchase funds have been collected. Closing times for purchase and redemption of Shares may be changed for days on which the bond markets or the NYSE close early. The Funds reserve the right to require purchase and redemption requests prior to 4:00 p.m. (New York time) on days when the bond markets or NYSE close early. Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).
Fund Taxation
The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.
A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.
If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discounts (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. In certain cases, a Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.
A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.
A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.
When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (“TIN”), certify that it is correct, and certify that he, she, or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors.

Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Funds’ Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Funds’ Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Funds’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of 58 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer, as authorized by the Trustees.
TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Chief Executive Officer, Imprint Capital (impact investment firm) (2013-2015) and Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	58	Director of Mutual Fund Directors Forum (a non-profit organization serving independent directors of U.S. mutual funds), Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds), and Director of the F.B. Heron Foundation (a private grantmaking foundation).
Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	1/13-Present	Executive Vice President, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).	58	Director of MotiveQuest LLC (strategic social market research company) (since 2003), and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees (cont’d.)
William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	58	Advisory Board Member, Innovate Partners Emerging Growth and Equity Fund I (early stage venture capital fund) (since 2014) and Managing Trustee of National Retirement Partners Liquidating Trust (since 2013). Formerly, Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (2005-2013); Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).
Raudline Etienne 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	6/16-Present	Senior Advisor, Albright Stonebridge Group LLC (global strategy firm) (since 2016). Formerly, Senior Vice President (2011-2015), Albright Stonebridge Group LLC; and Deputy Comptroller and Chief Investment Officer, New York State Common Retirement Fund (public pension fund) (2008-2011).	58	Director of Brightwood Capital Advisors, LLC (since 2014).
Gary A. Poliner 151 Detroit Street Denver, CO 80206 DOB: 1953	Trustee	6/16-Present	Retired. Formerly, President (2010-2013) and Executive Vice President and Chief Risk Officer (2009-2012) of Northwestern Mutual Life Insurance Company.	58	Director of MGIC Investment Corporation (private mortgage insurance) (since 2013) and West Bend Mutual Insurance Company (property/casualty insurance) (since 2013). Formerly, Trustee of Northwestern Mutual Life Insurance Company (2010-2013); Chairman and Director of Northwestern Mutual Series Fund, Inc. (2010-2012); and Director of Frank Russell Company (global asset management firm) (2008-2013).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees (cont’d.)
James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, L.P. (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004), and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	58	Formerly, Director of Red Robin Gourmet Burgers, Inc. (RRGB) (2004-2014).
William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).	58	None
Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	58	Director of Chicago Community Trust (Regional Community Foundation), Chicago Council on Global Affairs, InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company). Formerly, Director of Chicago Convention & Tourism Bureau (until 2014) and The Field Museum of Natural History (Chicago, IL) (until 2014).

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
J. Eric Thorderson 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Portfolio Manager Janus Government Money Market Fund Executive Vice President and Portfolio Manager Janus Money Market Fund	2/99-Present 2/04-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	7/14-Present	President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).
David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.
Michelle Rosenberg 151 Detroit Street Denver, CO 80206 DOB: 1973	Vice President and Secretary	6/16-Present	Senior Vice President, Deputy General Counsel, and Secretary of Janus Capital, Janus Distributors LLC, and Janus Services LLC.
*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Alan A. Brown:  Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Fund Independent Trustee since 2013.
William D. Cvengros:  Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Fund Independent Trustee since 2011.
Raudline Etienne:  Service as Deputy Controller and Chief Investment Officer of a large public pension fund, Senior Vice President and Senior Advisor to a global strategy firm, and a Fund Independent Trustee since 2016.
William F. McCalpin:  Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.
Gary A. Poliner:  Service as President, and Vice President and Chief Risk Officer, of a large life insurance company, a director of private companies, service as director and Chairman and Director of unaffiliated fund complexes, and a Fund Independent Trustee since 2016.
James T. Rothe:  Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.
William D. Stewart:  Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Fund Independent Trustee since 1984.
Linda S. Wolf:  Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Fund Independent Trustee since 2005.
General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the Janus funds’ Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.
The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Nominating and Governance Committee, and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:
	Summary of Functions	Members * (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended June 30, 2016
Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and preapproval of all audit and nonaudit services.	William D. Cvengros (Chair) Gary A. Poliner William D. Stewart	8
Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	Alan A. Brown (Chair) James T. Rothe William D. Stewart	4
Investment Oversight Committee	Oversees the investment activities of the Trust’s funds and reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	William F. McCalpin (Chair) Alan A. Brown William D. Cvengros(1) Raudline Etienne Gary A. Poliner James T. Rothe William D. Stewart Linda S. Wolf	5
Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, and oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) Alan A. Brown William F. McCalpin Gary A. Poliner	8
Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	6
Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) Raudline Etienne James T. Rothe Linda S. Wolf	4

*	Raudline Etienne and Gary A. Poliner were elected as new Fund Trustees at a joint Special Meeting of Shareholders on June 14, 2016.
(1)	Mr. Cvengros serves as the Lead Trustee for money market matters.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.
Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.
The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.
Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. For each Trustee, these investments are expected, in the aggregate, to equal median Trustee annual compensation with an allowance for new Trustees to reach this level of investment over time. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals.
As of December 31, 2015, the Trustees owned securities of the Funds described in this SAI in the dollar range shown in the following table. The last column of the table reflects each Trustee’s aggregate dollar range of securities of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”).
Name of Trustee*	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds
Independent Trustees
William F. McCalpin	Janus Money Market Fund	Over $100,000	Over $100,000(1)
Alan A. Brown	None		Over $100,000
William D. Cvengros	None		Over $100,000
James T. Rothe	Janus Money Market Fund	Over $100,000	Over $100,000(1)
William D. Stewart	Janus Money Market Fund	Over $100,000	Over $100,000
Linda S. Wolf	None		Over $100,000(1)

*	Raudline Etienne and Gary A. Poliner were elected as new Fund Trustees at a joint Special Meeting of Shareholders on June 14, 2016.
(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.
To the best knowledge of the Trust, the following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).
Name of Person, Position	Aggregate Compensation from the Funds for fiscal year ended June 30, 2016	Total Compensation from the Janus Funds for calendar year ended December 31, 2015(1)(2)
Independent Trustees
William F. McCalpin, Chairman and Trustee(3)(4)	$5,912	$382,000
Alan A. Brown, Trustee(4)	$4,238	$269,000
William D. Cvengros, Trustee(4)	$4,635	$272,000
Raudline Etienne, Trustee*	$3,657	$264,000
Gary A. Poliner, Trustee**	$1,968	N/A
James T. Rothe, Trustee(4)	$4,355	$279,000
William D. Stewart, Trustee(4)	$4,403	$267,000
Linda S. Wolf, Trustee(4)	$4,238	$282,000

*	Raudline Etienne served as independent consultant to the Trustees during the period June 2, 2014 to June 13, 2016. Ms. Etienne received Total Compensation from the Janus Funds in the amount reflected above during the calendar year ended December 31, 2015 for serving as an independent consultant to the Trustees. The Aggregate Compensation reflected above is for the period July 1, 2015 to June 30, 2016. Ms. Etienne was elected as a Fund Trustee on June 14, 2016.
**	Gary A. Poliner served as independent consultant to the Trustees during the period January 1, 2016 to June 13, 2016, and therefore received no compensation from the Janus Funds prior to January 1, 2016. The Aggregate Compensation reflected above is for the period January 1, 2016 to June 30, 2016. Mr. Poliner was elected as a Fund Trustee on June 14, 2016.
(1)	For all Trustees, includes compensation for service on the boards of two Janus trusts comprised of 58 portfolios.
(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: William F. McCalpin $38,200 and James T. Rothe $279,000.
(3)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of, or as Lead Trustee for, one or more committees of the Board of Trustees during certain periods.

Principal shareholders

As of September 30, 2016, the officers and Trustees as a group owned less than 1% of the outstanding Shares of any class of the Funds. As of September 30, 2016, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Funds is listed below. Any person or entity that beneficially owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person or entity is identified as the beneficial owner of more than 25% of the voting securities of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, that person or entity may be presumed to control such Fund. A controlling shareholder’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders. In addition, a large redemption by a controlling shareholder could significantly reduce the asset size of a Fund, which may adversely affect the Fund’s investment flexibility, portfolio diversification, and expense ratio.
To the best knowledge of the Trust, as of September 30, 2016, no other person or entity owned beneficially 5% or more (or beneficially owned more than 25%) of the outstanding Shares of any class of the Funds, except as shown. To the extent that Janus Capital, an affiliate, or an individual, such as a Fund’s portfolio manager(s), owns a significant portion of the Shares of any class of a Fund or a Fund as a whole, the redemption of those Shares may have an adverse effect on the Fund, a share class, and/or its shareholders. Janus Capital may consider the effect of redemptions on such Fund and the Fund’s other shareholders in deciding whether to redeem its Shares. In certain circumstances, Janus Capital’s or JCGI’s ownership may not represent beneficial ownership. To the best knowledge of the Trust, entities other than Janus Capital shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.
Fund Name	Shareholder and Address of Record	Percentage Ownership
Janus Government Money Market Fund Class T Shares	National Financial Services LLC For the Exclusive Benefit of Our Customers Jersey City, NJ	76.22%
Janus Money Market Fund Class T Shares	Bank of New York As Cust For Mass Mutual Life Insurance Co New York, NY	43.55%
	Bank of New York Mellon Cust For NY Life Ins Co As Depositor New York, NY	43.55%
	National Financial Services LLC For the Exclusive Benefit of Our Customers Jersey City, NJ	5.50%

Miscellaneous information

Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 45 series of shares, known as “Funds.” Each Fund presently offers interests in different classes of shares as described in the table below.
Fund Name	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Class L Shares	Class N Shares	Class R Shares	Class S Shares	Class T Shares
INTECH Emerging Markets Managed Volatility Fund	x	x	x	x				x	x
INTECH Global Income Managed Volatility Fund	x	x	x	x				x	x
INTECH International Managed Volatility Fund(1)	x	x	x	x		x		x	x
INTECH U.S. Core Fund(1)(2)	x	x	x	x		x		x	x
INTECH U.S. Managed Volatility Fund(1)	x	x	x	x		x		x	x
Janus Adaptive Global Allocation Fund	x	x	x	x		x		x	x
Janus Asia Equity Fund	x	x	x	x				x	x
Janus Balanced Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Contrarian Fund(1)(2)	x	x	x	x			x	x	x
Janus Diversified Alternatives Fund	x	x	x	x		x		x	x
Janus Emerging Markets Fund	x	x	x	x				x	x
Janus Enterprise Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Flexible Bond Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Forty Fund(1)	x	x		x		x	x	x	x
Janus Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Global Allocation Fund – Conservative(2)	x	x	x	x				x	x
Janus Global Allocation Fund – Growth(2)	x	x	x	x				x	x
Janus Global Allocation Fund – Moderate(2)	x	x	x	x				x	x
Janus Global Bond Fund	x	x	x	x		x		x	x
Janus Global Life Sciences Fund(2)	x	x	x	x				x	x
Janus Global Real Estate Fund(1)	x	x	x	x				x	x
Janus Global Research Fund(2)	x	x	x	x			x	x	x
Janus Global Select Fund(1)(2)	x	x	x	x			x	x	x
Janus Global Technology Fund(2)	x	x	x	x				x	x
Janus Global Unconstrained Bond Fund	x	x	x	x		x	x	x	x
Janus Government Money Market Fund(2)			x						x
Janus Growth and Income Fund(1)(2)	x	x	x	x			x	x	x
Janus High-Yield Fund(1)(2)	x	x	x	x		x	x	x	x
Janus International Equity Fund(1)	x	x	x	x		x	x	x	x
Janus Money Market Fund(2)			x						x
Janus Multi-Sector Income Fund	x	x	x	x		x		x	x
Janus Overseas Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Real Return Fund	x	x	x	x				x	x
Janus Research Fund(2)	x	x	x	x		x		x	x
Janus Short-Term Bond Fund(2)	x	x	x	x		x		x	x
Janus Triton Fund(1)(2)	x	x	x	x		x	x	x	x
Janus Twenty Fund(2)			x						x
Janus Venture Fund(2)	x	x	x	x		x		x	x
Perkins Global Value Fund(2)	x	x	x	x		x		x	x
Perkins International Value Fund	x	x	x	x		x		x	x
Perkins Large Cap Value Fund(1)	x	x	x	x		x		x	x
Perkins Mid Cap Value Fund(1)(2)	x	x	x	x	x	x	x	x	x

Fund Name	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Class L Shares	Class N Shares	Class R Shares	Class S Shares	Class T Shares
Perkins Select Value Fund	x	x	x	x				x	x
Perkins Small Cap Value Fund(1)(2)	x	x	x	x	x	x	x	x	x
Perkins Value Plus Income Fund	x	x	x	x				x	x

(1)	On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. Each Fund described in this SAI has a fiscal year end of June 30.
(2)	On February 16, 2010, the Fund’s Class J Shares (the initial share class) were restructured into two separate share classes. Shareholders who held their shares directly with Janus Capital were transitioned to a newly created share class called “Class D Shares.” Shareholders who held their shares through an intermediary remained in Class J Shares, which was renamed “Class T Shares.”
Funds listed in the preceding table that are not marked with footnote (1) or (2) commenced operations after July 6, 2009.
Effective January 28, 2011, Janus Research Core Fund was reorganized into Janus Growth and Income Fund. Effective March 15, 2013, Janus Global Research Fund was reorganized into Janus Worldwide Fund, which was subsequently renamed Janus Global Research Fund. Effective April 5, 2013, Janus World Allocation Fund was reorganized into Janus Global Allocation Fund – Moderate. Effective April 24, 2015, INTECH U.S. Managed Volatility Fund II (formerly named INTECH U.S. Growth Fund) was reorganized into INTECH U.S. Managed Volatility Fund (formerly named INTECH U.S. Value Fund).
Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name “Janus” as soon as reasonably practicable.
Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of their liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.
It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.
Shares of the Trust
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.
Shareholder Meetings
The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.
Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

Voting Rights
The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 14, 2016. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.
As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.
Master/Feeder Option
The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds’ annual financial statements and compiles their tax returns.
Registration Statement
The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Financial statements

Documents Incorporated By Reference to the Annual Reports of Janus Investment Fund (Audited)
The following audited financial statements for the year ended June 30, 2016 are hereby incorporated into this SAI by reference to the Annual Reports dated June 30, 2016.
•	Schedules of Investments as of June 30, 2016
•	Statements of Assets and Liabilities as of June 30, 2016
•	Statements of Operations for the year ended June 30, 2016
•	Statements of Changes in Net Assets for each of the years indicated
•	Financial Highlights for each of the years indicated
•	Notes to Schedules of Investments
•	Notes to Financial Statements
•	Report of Independent Registered Public Accounting Firm
The portions of an Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

Appendix A

Description of Securities Ratings
The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital may consider security ratings when determining whether the securities in which the Funds invest present minimal credit risks, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies in making this determination.
Moody’s and Standard & Poor’s
Municipal and Corporate Bonds and Municipal Loans
The two highest ratings of Standard & Poor’s Ratings Services (“S&P”) for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within that rating category.
The two highest ratings of Moody’s Investors Service, Inc. (“Moody’s”) for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody’s to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody’s states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.
Short-Term Municipal Loans
S&P’s highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.
Moody’s highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody’s states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.
Other Short-Term Debt Securities
Prime-1 and Prime-2 are the two highest ratings assigned by Moody’s for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody’s uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody’s have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody’s have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Fitch, Inc.

Short-Term Bond Rating	Explanation
F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

Appendix B

Description of Municipal Securities
Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:
1.  Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called “local issuing agencies”) created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).
2.  Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.
3.  Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.
4.  Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.
5.  Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.
6.  Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.
Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have three principal classifications:
1.  General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.
2.  Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.
In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (refer to 3 below).
3.  Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.
Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an “industrial development bond,” but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.
Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, a Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.
Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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JANUS INVESTMENT FUND

PART C - OTHER INFORMATION

ITEM 28.	Exhibits

Exhibit (a) – Articles of Incorporation
(a)(1)

Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(a)(2)

Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(a)(3)

Form of Certificate of Establishment and Designation for Janus Research Fund and Janus Explorer Fund is incorporated herein by reference to Exhibit 1(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(a)(4)	Certificate Redesignating Janus Explorer Fund is incorporated herein by reference to Exhibit 1(ll) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).
(a)(5)	Certificate Redesignating Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(a)(6)

Form of Certificate of Establishment and Designation of Janus Smart Portfolios is incorporated herein by reference to Exhibit 1(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(a)(7)	Form of Certificate Redesignating Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).
(a)(8)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(9)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(10)	Certificate Redesignating Janus Core Equity Fund is incorporated herein by reference to Exhibit 1(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).
(a)(11)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(a)(12)	Certificate Redesignating Janus Mercury Fund is incorporated herein by reference to Exhibit 1(tt) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(a)(13)	Certificate Redesignating Janus Research Fund is incorporated herein by reference to Exhibit 1(uu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).
(a)(14)

Certificate Redesignating Janus Mid Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(vv) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(15)

Certificate Redesignating Janus Small Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(ww) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(16)

Amendment to Certificate Redesignating Janus Mid Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(xx) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(17)

Amendment to Certificate Redesignating Janus Small Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(yy) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(18)

Certificate Redesignating INTECH Risk-Managed Stock Fund, dated February 24, 2009, is incorporated herein by reference to Exhibit 1(zz) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(19)

Certificate Redesignating Janus Fundamental Equity Fund, dated February 24, 2009 is incorporated herein by reference to Exhibit (aaa) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(20)

Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(21)

Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(22)

Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(a)(23)

Certificate Redesignating Janus Global Opportunities Fund, dated July 7, 2010, is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(24)

Form of Certificate of Establishment and Designation of Series and Share Classes (Perkins Value Plus Income Fund) is incorporated herein by reference to Exhibit (a)(24) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(25)

Certificate Redesignating Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, and Janus Smart Portfolio – Conservative, dated July 22, 2010, is incorporated herein by reference to Exhibit (a)(25) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(a)(26)

Certificate Redesignating Janus Modular Portfolio Construction Fund, dated August 26, 2010, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(27)

Certificate Redesignating Janus Orion Fund, dated September 14, 2010, is incorporated herein by reference to Exhibit (a)(27) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(28)

Certificate of Termination of Janus International Forty Fund, dated August 23, 2010, is incorporated herein by reference to Exhibit (a)(28) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(29)

Certificate of Establishment and Designation of Series and Share Classes (Janus Emerging Markets Fund and Janus Global Bond Fund) is incorporated herein by reference to Exhibit (a)(29) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(a)(30)

Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Growth Fund) is incorporated herein by reference to Exhibit (a)(30) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(a)(31)

Form of Certificate of Establishment and Designation of Share Classes (Janus Venture Fund) is incorporated herein by reference to Exhibit (a)(31) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).

(a)(32)	Form of Certificate Redesignating Janus Protected Growth Fund is incorporated herein by reference to Exhibit (a)(32) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).
(a)(33)

Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Real Return Allocation Fund) is incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(a)(34)

Certificate of Establishment and Designation of Series and Share Classes (Janus Asia Equity Fund) is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(a)(35)

Certificate Redesignating Janus Dynamic Allocation Fund and Janus Long/Short Fund, dated September 28, 2011, is incorporated herein by reference to
Exhibit (a)(35) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(a)(36)

Certificate Redesignating INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed Value Fund, and INTECH Risk-Managed International Fund, dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(a)(37)

Certificate of Establishment and Designation of Series and Share Classes (INTECH Global Dividend Fund and Perkins Select Value Fund), dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(a)(38)

Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Series – Global), dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(a)(39)

Certificate of Establishment and Designation of Share Class (Class N Shares), dated May 22, 2012, is incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

(a)(40)

Certificate of Termination of Janus Global Market Neutral Fund, dated October 8, 2012, is incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).

(a)(41)

Certificate Redesignating Janus Real Return Allocation Fund, dated October 8, 2012, is incorporated herein by reference to Exhibit (a)(41) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).

(a)(42)

Certificate of Establishment and Designation of Series and Share Classes (Janus Diversified Alternatives Fund), dated December 18, 2012, is incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(a)(43)

Certificate Redesignating Janus Conservative Allocation Fund, Janus Growth Allocation Fund, and Janus Moderate Allocation Fund, dated February 11, 2013, is incorporated herein by reference to Exhibit (a)(43) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(44)

Certificate of Termination of Janus Global Research Fund, dated March 18, 2013, is incorporated herein by reference to Exhibit (a)(44) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(45)

Certificate Redesignating Janus Worldwide Fund, dated March 11, 2013, is incorporated herein by reference to Exhibit (a)(45) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(46)

Certificate of Establishment and Designation of Series and Share Classes (Perkins International Value Fund), dated March 20, 2013, is incorporated herein by reference to Exhibit (a)(46) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(47)

Form of Certificate of Termination of Janus World Allocation Fund is incorporated herein by reference to Exhibit (a)(47) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(a)(48)

Form of Certificate Redesignating Janus Protected Series – Global and Janus Protected Series – Growth is incorporated herein by reference to Exhibit (a)(48) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(a)(49)

Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Multi-Sector Income Fund) is incorporated herein by reference to
Exhibit (a)(49) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(a)(50)

Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Unconstrained Bond Fund) is incorporated herein by reference to
Exhibit (a)(50) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(a)(51)

Certificate Redesignating Janus Unconstrained Bond Fund, dated September 30, 2014, is incorporated herein by reference to Exhibit (a)(51) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(a)(52)

Form of Certificate of Establishment and Designation of Share Class (INTECH Funds – Class N Shares) is incorporated herein by reference to Exhibit (a)(52) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(a)(53)

Form of Certificate of Establishment and Designation of Series (INTECH Emerging Markets Managed Volatility Fund) is incorporated herein by reference to Exhibit (a)(53) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(a)(54)

Form of Certificate of Establishment and Designation of Share Class (INTECH U.S. Managed Volatility Fund – Class D Shares) is incorporated herein by reference to Exhibit (a)(54) to Post-Effective Amendment No. 213, filed on December 22, 2014 (File No. 2-34393).

(a)(55)

Certificate Redesignating INTECH U.S. Value Fund, INTECH U.S. Growth Fund, INTECH Global Dividend Fund, and INTECH International Fund, dated December 12, 2014, is incorporated herein by reference to Exhibit (a)(55) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(a)(56)

Certificate of Establishment and Designation of Share Class (Janus Global Unconstrained Bond Fund – Class R Shares), dated January 5, 2015, is incorporated herein by reference to Exhibit (a)(56) to Post-Effective Amendment No. 218, filed on February 6, 2015 (File No. 2-34393).

(a)(57)

Certificate of Establishment and Designation of Share Class (INTECH International Managed Volatility Fund – Class D Shares), dated April 22, 2015, is incorporated herein by reference to Exhibit (a)(57) to Post-Effective Amendment No. 223, filed on April 24, 2015 (File No. 2-34393).

(a)(58)

Certificate of Termination of INTECH U.S. Managed Volatility Fund II, dated April 29, 2015, is incorporated herein by reference to Exhibit (a)(58) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(a)(59)

Certificate of Establishment and Designation of Janus Adaptive Global Allocation Fund, dated June 19, 2015, is incorporated herein by reference to Exhibit (a)(59) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(a)(60)

Certificate of Termination of Janus Preservation Series – Growth and Janus Preservation Series – Global, dated December 11, 2015, is incorporated herein by reference to Exhibit (a)(60) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

Exhibit (b) – By-laws
(b)(1)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).
(b)(2)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
(b)(3)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit (c) – Instruments Defining Rights of Security Holders
(c)(1)	Specimen Stock Certificate for Janus Fund(1) is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(2)	Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(3)	Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(4)	Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(5)	Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(6)	Specimen Stock Certificate for Janus Intermediate Government Securities Fund(1) filed as Exhibit 4(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.
(c)(7)	Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(8)	Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(9)	Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(10)	Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).
(c)(11)	Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

(c)(12)	Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(c)(13)	Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).
(c)(14)

Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(15)	Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
(c)(16)	Revised Specimen Stock Certificate for Janus Special Situations Fund filed as Exhibit 4(p) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.
(c)(17)	Specimen Stock Certificate for Janus Global Life Sciences Fund filed as Exhibit 4(q) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.
(c)(18)

Form of Specimen Stock Certificate for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 3(r) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(c)(19)

Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

Exhibit (d) – Investment Advisory Contracts
(d)(1)	Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).
(d)(2)

Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(3)

Investment Advisory Agreements for Janus Twenty Fund and Janus Venture Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(4)

Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(5)

Investment Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund, and Janus Short-Term Bond Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(6)

Investment Advisory Agreements for Janus Federal Tax-Exempt Fund and Janus Mercury Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(7)

Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(8)

Investment Advisory Agreements for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(9)

Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(10)

Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(11)	Investment Advisory Agreement for Janus Global Life Sciences Fund filed as Exhibit 5(m) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(d)(12)

Form of Investment Advisory Agreement for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(13)

Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(14)	Investment Advisory Agreement for Janus Strategic Value Fund is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).
(d)(15)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(16)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(17)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Twenty Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(18)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(19)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Balanced Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(20)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(21)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(22)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Life Sciences Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(23)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(24)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Mercury Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(25)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Strategic Value Fund dated September 14, 1999, is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(26)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Venture Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(27)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(28)	Form of Investment Advisory Agreement for Janus Orion Fund is incorporated herein by reference to Exhibit 4(ff) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).
(d)(29)	Form of Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(hh) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).
(d)(30)

Form of Amendment dated July 31, 2001 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, as amended January 31, 2000, is incorporated herein by reference to Exhibit 4(ii) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(d)(31)

Form of Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(32)

Form of Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(33)

Form of Investment Advisory Agreement for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(34)

Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(35)

Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(36)

Form of Investment Advisory Agreement for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(37)

Form of Sub-Advisory Agreement for Mid Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(38)

Form of Sub-Advisory Agreement for Mid Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(39)

Amendment to Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(d)(40)

Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(41)

Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(42)

Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(43)

Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(44)

Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(45)

Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(46)

Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(47)

Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(48)

Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(49)

Investment Advisory Agreement for Janus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(50)

Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(51)

Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(fff) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(52)

Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(hhh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(53)

Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(iii) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(54)

Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(55)

Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(56)

Investment Advisory Agreement for Janus Small Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(57)

Investment Advisory Agreement for Janus Special Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(58)

Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(59)

Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(60)

Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(61)

Amendment to Investment Advisory Agreement for Janus Special Equity Fund dated September 30, 2004 is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(62)

Investment Advisory Agreement for Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(63)

Investment Advisory Agreement for Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(64)

Amendment to Investment Advisory Agreement for Janus Explorer Fund is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(d)(65)

Amendment to Investment Advisory Agreement for Janus Flexible Income Fund dated February 28, 2005 is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(66)

Form of Investment Advisory Agreement for Janus Smart Portfolio – Growth is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(67)

Form of Investment Advisory Agreement for Janus Smart Portfolio – Moderate is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(68)

Form of Investment Advisory Agreement for Janus Smart Portfolio – Conservative is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(69)

Investment Advisory Agreement for Janus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(70)

Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(71)

Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(72)

Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(73)

Investment Advisory Agreement for Janus Triton Fund dated December 2, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(74)

Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(75)

Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(76)

Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(77)

Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(78)

Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(79)

Investment Advisory Agreement for Janus Contrarian Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(80)

Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(81)

Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(82)

Investment Advisory Agreement for Janus Research Fund dated December 2, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(83)

Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(84)

Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(85)

Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(86)

Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(87)

Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(88)

Investment Advisory Agreement for Janus Flexible Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(89)

Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(90)

Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to
Exhibit 4(uuuu) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(91)

Investment Advisory Agreement for Janus Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to
Exhibit 4(wwww) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(92)

Investment Advisory Agreement for Janus Government Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(93)

Sub-Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to
Exhibit 4(aaaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(94)

Form of Amendment to Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(95)

Form of Amendment to Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(96)

Amendment to Investment Advisory Agreement for Janus Balanced Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(97)

Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(98)

Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(fffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(99)

Amendment to Investment Advisory Agreement for Janus Enterprise Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(100)

Amendment to Investment Advisory Agreement for Janus Flexible Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(101)

Amendment to Investment Advisory Agreement for Janus Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(102)

Amendment to Investment Advisory Agreement for Janus Global Life Sciences Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(103)

Amendment to Investment Advisory Agreement for Janus Global Opportunities Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(104)

Amendment to Investment Advisory Agreement for Janus Global Technology Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(105)

Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(106)

Amendment to Investment Advisory Agreement for Janus High-Yield Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ooooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(107)

Amendment to Investment Advisory Agreement for Janus Mercury Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ppppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(108)

Amendment to Investment Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqqq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(109)

Amendment to Investment Advisory Agreement for Janus Orion Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrrr) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(110)

Amendment to Investment Advisory Agreement for Janus Overseas Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(sssss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(111)

Amendment to Investment Advisory Agreement for Janus Research Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ttttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(112)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuuu) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(113)

Amendment to Investment Advisory Agreement for Janus Short-Term Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(vvvvv) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(114)

Amendment to Investment Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(wwwww) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(115)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Conservative dated June 14, 2006 is incorporated herein by reference to
Exhibit 4(xxxxx) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(116)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Growth dated June 14, 2006 is incorporated herein by reference to
Exhibit 4(yyyyy) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(117)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Moderate dated June 14, 2006 is incorporated herein by reference to
Exhibit 4(zzzzz) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(118)

Amendment to Investment Advisory Agreement for Janus Triton Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(aaaaaa) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(119)

Amendment to Investment Advisory Agreement for Janus Twenty Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(bbbbbb) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(120)

Amendment to Investment Advisory Agreement for Janus Venture Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(cccccc) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(121)

Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(dddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(122)

Amendment to Sub-Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(123)

Amendment to Sub-Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ffffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(124)

Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 30, 2006 is incorporated herein by reference to Exhibit 4(gggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(125)

Amendment to Investment Advisory Agreement for Janus Mercury Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(iiiiii) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(126)

Amendment to Investment Advisory Agreement for Janus Research Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(jjjjjj) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(127)

Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund dated January 1, 2008 is incorporated herein by reference to Exhibit 4(kkkkkk) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(d)(128)

Amended and Restated Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(llllll) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(129)

Amended and Restated Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(mmmmmm) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(130)

Sub-Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(nnnnnn) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(131)

Sub-Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(oooooo) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(132)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(132) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(133)

Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated December 9, 2008, is incorporated herein by reference to Exhibit (d)(133) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(134)

Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(134) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(135)

Form of Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(135) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(136)

Form of Amendment to Investment Advisory Agreement for Janus Contrarian Fund is incorporated herein by reference to Exhibit (d)(136) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(137)

Form of Amendment to Investment Advisory Agreement for Janus Global Research Fund is incorporated herein by reference to Exhibit (d)(137) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(138)

Form of Amendment to Investment Advisory Agreement for Janus Research Fund is incorporated herein by reference to Exhibit (d)(138) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(139)

Form of Amendment to Investment Advisory Agreement for Janus Worldwide Fund is incorporated herein by reference to Exhibit (d)(139) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(140)

Form of Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund is incorporated herein by reference to Exhibit (d)(140) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(141)

Form of Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(141) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(142)

Form of Amended and Restated Investment Advisory Agreement for Janus Flexible Bond Fund is incorporated herein by reference to Exhibit (d)(142) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(143)

Form of Investment Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(143) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(144)

Form of Investment Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(144) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(145)

Form of Investment Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(145) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(146)	Form of Investment Advisory Agreement for Janus Forty Fund is incorporated herein by reference to Exhibit (d)(146) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(147)

Form of Investment Advisory Agreement for Janus Global Real Estate Fund is incorporated herein by reference to Exhibit (d)(147) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(148)

Form of Investment Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(148) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(149)

Form of Investment Advisory Agreement for Janus International Forty Fund is incorporated herein by reference to Exhibit (d)(149) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(150)	Form of Investment Advisory Agreement for Janus Long/Short Fund is incorporated herein by reference to Exhibit (d)(150) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(151)

Form of Investment Advisory Agreement for Janus Modular Portfolio Construction Fund is incorporated herein by reference to Exhibit (d)(151) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(152)

Form of Investment Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(152) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(153)

Form of Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(153) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(154)

Form of Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(154) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(155)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(155) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(156)	Form of Sub-Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(156) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(d)(157)

Amended and Restated Investment Advisory Agreement for Janus Forty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(157) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(158)

Amended and Restated Investment Advisory Agreement for Janus Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(158) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(159)

Amended and Restated Investment Advisory Agreement for Janus Global Real Estate Fund dated July 1, 2010 is incorporated herein by reference to
Exhibit (d)(159) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(160)

Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(160) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(161)

Amended and Restated Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(161) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(162)

Amended and Restated Investment Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(162) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(163)

Sub-Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(163) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(164)

Form of Investment Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(164) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(165)

Form of Sub-Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(165) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(166)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Conservative dated August 2, 2010 is incorporated herein by reference to
Exhibit (d)(166) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(167)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Growth dated August 2, 2010 is incorporated herein by reference to
Exhibit (d)(167) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(168)

Amendment to Investment Advisory Agreement for Janus Smart Portfolio – Moderate dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(168) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(169)

Amendment to Investment Advisory Agreement for Janus Modular Portfolio Construction Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(169) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(d)(170)

Amendment to Investment Advisory Agreement for Janus Orion Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(170) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(d)(171)

Form of Investment Advisory Agreement for Janus Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(171) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(d)(172)

Form of Investment Advisory Agreement for Janus Global Bond Fund is incorporated herein by reference to Exhibit (d)(172) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(d)(173)

Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 24, 2010 is incorporated herein by reference to Exhibit (d)(173) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(174)

Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(174) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(175)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(175) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(176)

Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(176) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(177)

Amendment to Investment Advisory Agreement for Janus Forty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(177) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(178)

Amendment to Investment Advisory Agreement for Janus Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(178) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(179)

Amendment to Investment Advisory Agreement for Janus Global Real Estate Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(179) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(180)

Amendment to Investment Advisory Agreement for Janus Global Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(180) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(181)

Amendment to Investment Advisory Agreement for Janus International Equity Fund dated December 3, 2010 is incorporated herein by reference to
Exhibit (d)(181) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(182)

Amendment to Investment Advisory Agreement for Janus Overseas Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(182) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(183)

Amendment to Investment Advisory Agreement for Janus Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(183) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(184)

Amendment to Investment Advisory Agreement for Janus Twenty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(184) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(185)

Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(185) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(186)

Amendment to Investment Advisory Agreement for Perkins Global Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(186) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(187)

Amendment to Investment Advisory Agreement for Perkins Large Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(187) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(188)

Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(188) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(189)

Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(189) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(190)

Investment Advisory Agreement for Janus Emerging Markets Fund dated December 28, 2010 is incorporated herein by reference to Exhibit (d)(190) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(191)

Form of Investment Advisory Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (d)(191) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(d)(192)

Form of Investment Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(192) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(193)

Form of Investment Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(193) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(194)

Form of Sub-Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(194) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(195)

Form of Sub-Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(195) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(196)	Form of Investment Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d)(196) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(d)(197)	Form of Sub-Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d)(197) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(d)(198)

Form of Investment Advisory Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (d)(198) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(d)(199)

Amendment to Investment Advisory Agreement for Janus Long/Short Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(199) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(d)(200)

Amendment to Investment Advisory Agreement for Janus Dynamic Allocation Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(200) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(d)(201)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(201) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(202)

Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(202) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(203)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Growth Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(203) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(204)

Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(204) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(205)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed International Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(205) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(206)

Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(206) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(207)

Amendment to Investment Advisory Agreement for INTECH Risk-Managed Value Fund, dated December 7, 2011, is incorporated herein by reference to
Exhibit (d)(207) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(208)

Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(208) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(209)

Form of Investment Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(209) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(210)

Form of Sub-Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(210) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(211)

Form of Investment Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(211) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(d)(212)	Form of Sub-Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(212) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).
(d)(213)

Form of Investment Advisory Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (d)(213) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(d)(214)

Amendment to Investment Advisory Agreement for Janus Real Return Allocation Fund, dated October 15, 2012, is incorporated herein by reference to
Exhibit (d)(214) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).

(d)(215)

Sub-Advisory Agreement for Janus Emerging Markets Fund, dated August 20, 2012, is incorporated herein by reference to Exhibit (d)(215) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).

(d)(216)

Form of Investment Advisory Agreement for Janus Diversified Alternatives Fund is incorporated herein by reference to Exhibit (d)(216) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(d)(217)

Form of Investment Advisory Agreement for Janus Diversified Alternatives Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(217) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(d)(218)

Form of Sub-Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(218) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(219)

Amendment to Sub-Advisory Agreement for Perkins Global Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(219) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(220)

Amendment to Sub-Advisory Agreement for Perkins Large Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(220) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(221)

Amendment to Sub-Advisory Agreement for Perkins Mid Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(221) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(222)

Amendment to Sub-Advisory Agreement for Perkins Small Cap Value Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(222) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(223)

Amendment to Sub-Advisory Agreement for Perkins Value Plus Income Fund, dated December 7, 2012, is incorporated herein by reference to Exhibit (d)(223) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(d)(224)

Sub-Advisory Agreement for Janus International Equity Fund, as amended March 14, 2013, is incorporated herein by reference to Exhibit (d)(224) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(225)

Amendment to Investment Advisory Agreement for Janus Conservative Allocation Fund, dated February 15, 2013, is incorporated herein by reference to Exhibit (d)(225) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(226)

Amendment to Investment Advisory Agreement for Janus Growth Allocation Fund, dated February 15, 2013, is incorporated herein by reference to Exhibit (d)(226) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(227)

Amendment to Investment Advisory Agreement for Janus Moderate Allocation Fund, dated February 15, 2013, is incorporated herein by reference to
Exhibit (d)(227) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(228)

Amendment to Investment Advisory Agreement for Janus Worldwide Fund, dated March 18, 2013, is incorporated herein by reference to Exhibit (d)(228) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(229)

Investment Advisory Agreement for Perkins International Value Fund, dated April 1, 2013, is incorporated herein by reference to Exhibit (d)(229) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(230)

Sub-Advisory Agreement for Perkins International Value Fund, dated April 1, 2013, is incorporated herein by reference to Exhibit (d)(230) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(d)(231)

Form of Amendment to Investment Advisory Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (d)(231) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(d)(232)

Form of Amendment to Investment Advisory Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (d)(232) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(d)(233)

Form of Investment Advisory Agreement for Janus Multi-Sector Income Fund is incorporated herein by reference to Exhibit (d)(233) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(d)(234)

Form of Investment Advisory Agreement for Janus Unconstrained Bond Fund is incorporated herein by reference to Exhibit (d)(234) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(d)(235)

Sub-Advisory Agreement for Janus International Equity Fund, as amended May 7, 2014, is incorporated herein by reference to Exhibit (d)(235) to Post-Effective Amendment No. 205, filed on August 11, 2014 (File No. 2-34393).

(d)(236)

Amendment to Investment Advisory Agreement for Janus Unconstrained Bond Fund, dated October 6, 2014, is incorporated herein by reference to Exhibit (d)(236) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(d)(237)

Form of Investment Advisory Agreement for INTECH Emerging Markets Managed Volatility Fund is incorporated herein by reference to Exhibit (d)(237) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(d)(238)

Form of Sub-Advisory Agreement for INTECH Emerging Markets Managed Volatility Fund is incorporated herein by reference to Exhibit (d)(238) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(d)(239)

Amendment to Investment Advisory Agreement for INTECH Global Dividend Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(239) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(240)

Amendment to Sub-Advisory Agreement for INTECH Global Dividend Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(240) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(241)

Amendment to Investment Advisory Agreement for INTECH International Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(241) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(242)

Amendment to Sub-Advisory Agreement for INTECH International Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(242) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(243)

Amendment to Investment Advisory Agreement for INTECH U.S. Growth Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(243) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(244)

Amendment to Sub-Advisory Agreement for INTECH U.S. Growth Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(244) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(245)

Amendment to Investment Advisory Agreement for INTECH U.S. Value Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(245) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(246)

Amendment to Sub-Advisory Agreement for INTECH U.S. Value Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (d)(246) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(d)(247)

Form of Investment Advisory Agreement for Janus Adaptive Global Allocation Fund is incorporated herein by reference to Exhibit (d)(247) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

Exhibit (e) – Underwriting Contracts
(e)(1)

Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(e)(2)

Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(e)(3)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(e)(4)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(e)(5)

Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to
Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)(6)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(e)(7)

Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to
Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(e)(8)

Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 31, 2012, is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

Exhibit (f) – Bonus or Profit Sharing Contracts (Not Applicable)
Exhibit (g) – Custodian Agreements
(g)(1)

Global Custody Services Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. dated March 15, 1999 is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(g)(2)

Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(3)

Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(4)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(5)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(6)

Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(7)

Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to
Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(8)

Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(9)

Amendment to Global Custodial Services Agreement dated January 14, 2005, between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. is incorporated herein by reference to Exhibit 7(jj) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(10)

Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(11)

Form of Letter Agreement in regards to Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative, with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit 7(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(12)

Form of Letter Agreement with State Street Bank and Trust Company regarding Janus Risk-Managed Stock Fund is incorporated herein by reference to
Exhibit 7(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(g)(13)

Letter Agreement in regards to Janus Core Equity Fund, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(g)(14)

Form of Letter Agreement with regard to INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Modular Portfolio Construction Fund, and Perkins Large Cap Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(14) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)(15)

Letter Agreement with regard to Janus Money Market Fund and Janus Government Money Market Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(g)(16)

Form of Letter Agreement with regard to Perkins Value Plus Income Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(16) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(g)(17)

Letter Agreement with regard to Janus Emerging Markets Fund and Janus Global Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(17) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(g)(18)

Form of Letter Agreement with regard to Janus Protected Growth Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(18) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(g)(19)

Form of Letter Agreement with regard to Janus Protected Series – Growth with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(19) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(g)(20)

Form of Letter Agreement with regard to Janus Real Return Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(20) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(g)(21)

Form of Letter Agreement with regard to Janus Asia Equity Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(21) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(g)(22)

Letter Agreement with regard to Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(22) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(23)

Letter Agreement with regard to Janus Modular Portfolio Construction Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(23) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(24)

Letter Agreement with regard to Janus Orion Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(24) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(25)

Letter Agreement with regard to Janus Dynamic Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(25) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(26)

Letter Agreement with regard to Janus Long/Short Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(26) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(27)

Letter Agreement with regard to INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(27) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(28)

Letter Agreement with regard to INTECH Global Dividend Fund and Perkins Select Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(28) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(29)

Letter Agreement with regard to Janus Protected Series – Global with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(29) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(g)(30)

Letter Agreement with regard to Janus Real Return Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(30) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).

(g)(31)

Form of Letter Agreement with regard to Janus Diversified Alternatives Fund with State Street Bank and Trust Company is incorporated herein by reference to
Exhibit (g)(31) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(g)(32)

Letter Agreement with regard to Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(32) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(g)(33)

Form of Letter Agreement with regard to Janus Worldwide Fund and Janus Global Research Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(33) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(g)(34)

Form of Letter Agreement with regard to Perkins International Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(34) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(g)(35)

Form of Letter Agreement with regard to Janus Protected Series – Global and Janus Protected Series – Growth with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(35) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(g)(36)

Form of Letter Agreement with regard to Janus Multi-Sector Income Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(36) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(g)(37)

Form of Letter Agreement with regard to Janus Unconstrained Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(37) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(g)(38)

Letter Agreement with regard to Janus Unconstrained Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(38) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(g)(39)

Form of Letter Agreement with regard to INTECH Emerging Markets Managed Volatility Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(39) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(g)(40)

Letter Agreement with regard to INTECH U.S. Value Fund, INTECH U.S. Growth Fund, INTECH Global Dividend Fund, and INTECH International Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(40) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).

(g)(41)

Form of Letter Agreement with regard to Janus Adaptive Global Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(41) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

Exhibit (h) – Other Material Contracts
(h)(1)

Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(h)(2)

Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(3)

Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(4)

Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(5)

Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 8(z) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(6)

Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 8(aa) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(7)

Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(h)(8)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(h)(9)

Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Explorer Fund is incorporated herein by reference to Exhibit 8(vv) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(10)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(11)

Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(12)

Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Flexible Income Fund is incorporated herein by reference to Exhibit 8(yy) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(13)

Form of Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(fff) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(14)

Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(h)(15)

Letter Agreement dated April 18, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(lll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(16)

Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(mmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(17)

Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(18)

Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(19)

Letter Agreement dated November 1, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(sss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(20)

Letter Agreement dated December 14, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(21)

Letter Agreement dated December 20, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(22)

Letter Agreement dated February 23, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xxx) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(23)

First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(24)

Letter Agreement dated December 21, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(zzz) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(25)

Letter Agreement dated February 26, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(aaaa) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(26)

Letter Agreement dated August 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(bbbb) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(27)

Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(28)

Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(29)

Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(30)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Adviser funds, is incorporated herein by reference to Exhibit (h)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(31)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(32)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(33)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(33) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(34)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(34) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(35)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(36)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Fund, is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(37)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(37) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(38)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(38) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(39)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(39) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(40)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(41)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(42)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(42) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(43)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(43) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(44)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(44) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(45)

Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(46)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(46) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(47)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(47) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(48)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(48) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(49)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(49) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(50)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(50) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(51)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(51) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(52)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(52) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(53)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(53) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(54)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(54) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(55)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(55) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(56)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(56) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(57)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(57) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(58)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(58) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(59)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(59) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(60)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(60) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(61)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(61) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(62)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(62) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(63)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(63) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(64)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(64) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(65)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(65) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(66)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(66) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(67)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(67) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(68)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(68) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(69)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(69) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(70)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(70) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(71)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(71) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(72)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(72) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(73)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(73) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(74)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(74) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(75)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(75) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(76)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(76) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(77)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(77) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(78)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Conservative, is incorporated herein by reference to Exhibit (h)(78) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(79)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Growth, is incorporated herein by reference to Exhibit (h)(79) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(80)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio – Moderate, is incorporated herein by reference to Exhibit (h)(80) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(81)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(81) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(82)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(82) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(83)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(83) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(84)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(84) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(85)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(85) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(86)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(87)

Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(87) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(88)

Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(88) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(89)

Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fundamental Equity Fund, is incorporated herein by reference to Exhibit (h)(89) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(90)

Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Stock Fund, is incorporated herein by reference to Exhibit (h)(90) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(91)

Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(91) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(92)

Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(92) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(93)

Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(93) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(94)

Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(94) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(95)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(96)

Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(96) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(97)

Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(97) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(98)

Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(98) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(99)

Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(99) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(100)

Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(100) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(101)

Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(102)

Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Opportunities Fund, is incorporated herein by reference to Exhibit (h)(102) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(103)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(103) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(104)

Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(104) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(105)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(106)

Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(107)

Amendment dated August 2, 2010 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate, and Janus Smart Portfolio – Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(107) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(108)

Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(108) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(109)

Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(109) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(110)

Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(110) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(111)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(111) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(112)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(112) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(113)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(113) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(114)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(114) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(115)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(115) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(116)

Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Research Core Fund and Janus Growth and Income Fund is incorporated herein by reference to Exhibit (h)(116) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(h)(117)

Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(117) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(118)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(118) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(119)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(119) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(120)

Form of Capital Protection Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (h)(120) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(121)

Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Venture Fund, is incorporated herein by reference to Exhibit (h)(121) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).

(h)(122)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(122) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(123)

Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(123) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(124)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(124) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(125)

Form of Capital Protection Agreement for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (h)(125) to Post-Effective Amendment No. 150, filed on May 4, 2011 (File No. 2-34393).

(h)(126)

Form of Amended and Restated Parent Guaranty for Janus Protected Series – Growth is incorporated herein by reference to Exhibit (h)(126) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(127)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(127) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(128)

Form of Administration Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(128) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(129)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(129) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(130)

Form of Administration Servicing Agreement between State Street Bank and Trust Company and Janus Investment Fund is incorporated herein by reference to
Exhibit (h)(130) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(131)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Asia Equity Fund, is incorporated herein by reference to Exhibit (h)(131) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(h)(132)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(132) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(h)(133)

Form of Capital Protection Agreement for Janus Protected Series – Global is incorporated herein by reference to Exhibit (h)(133) to Post-Effective Amendment No. 162, filed on September 30, 2011 (File No. 2-34393).

(h)(134)

Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(h)(135)

Amendment dated September 28, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(135) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(h)(136)

Letter Agreement dated September 28, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(136) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(137)

Amendment dated December 7, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(137) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(138)

Form of Letter Agreement dated December 7, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(138) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(139)

Letter Agreement dated December 15, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(139) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(140)

Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h)(140) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(141)

Amendment dated December 15, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(141) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(142)

Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Select Value Fund, is incorporated herein by reference to Exhibit (h)(142) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(h)(143)

Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Global, is incorporated herein by reference to Exhibit (h)(143) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(h)(144)

Amended and Restated Parent Guaranty for Janus Protected Series – Global, dated September 29, 2011, is incorporated herein by reference to Exhibit (h)(144) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(h)(145)

Expense Limitation Agreement dated March 15, 2012, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h)(145) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

(h)(146)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179, filed on October 26, 2012 (File No. 2-34393).

(h)(147)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).

(h)(148)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).

(h)(149)

Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(149) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).

(h)(150)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(150) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(h)(151)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (h)(151) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(h)(152)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(152) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(h)(153)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(153) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(h)(154)

Amendment No. 1 to the Capital Protection Agreement for Janus Protected Series – Growth, dated August 31, 2011, is incorporated herein by reference to Exhibit (h)(154) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(155)

Waiver and Amendment No. 2 to the Capital Protection Agreement for Janus Protected Series – Growth, dated November 4, 2011, is incorporated herein by reference to Exhibit (h)(155) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(156)

Waiver and Amendment No. 1 to the Capital Protection Agreement for Janus Protected Series – Global, dated November 8, 2012, is incorporated herein by reference to Exhibit (h)(156) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(157)

Waiver and Amendment No. 3 to the Capital Protection Agreement for Janus Protected Series – Growth, dated November 8, 2012, is incorporated herein by reference to Exhibit (h)(157) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(158)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Asia Equity Fund, is incorporated herein by reference to Exhibit (h)(158) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(159)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(159) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(160)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(160) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(161)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(161) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(162)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(162) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(163)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(163) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(164)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(164) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(165)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(165) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(166)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(166) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(167)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Select Fund, is incorporated herein by reference to Exhibit (h)(167) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(168)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(168) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(169)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(169) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(170)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(170) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(171)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Global, is incorporated herein by reference to Exhibit (h)(171) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(172)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series – Growth, is incorporated herein by reference to Exhibit (h)(172) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(173)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(173) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(174)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Venture Fund, is incorporated herein by reference to Exhibit (h)(174) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(175)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(175) to Post-Effective Amendment No. 185, filed on January 28, 2013 (File No. 2-34393).

(h)(176)

Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Global Research Fund and Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(176) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(177)

Form of Custody Agreement between HSBC and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(177) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(178)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated February 15, 2013, is incorporated herein by reference to Exhibit (h)(178) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(179)

Amendment dated February 15, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(179) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(180)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 18, 2013, is incorporated herein by reference to Exhibit (h)(180) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(181)

Amendment dated March 18, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(181) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(182)

Expense Limitation Agreement dated December 7, 2012, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins International Value Fund, is incorporated herein by reference to Exhibit (h)(182) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(183)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated April 1, 2013, is incorporated herein by reference to Exhibit (h)(183) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(184)

Amendment dated April 1, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(184) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(185)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(185) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(186)

Form of Amendment to Administration Agreement between Janus Capital Management LLC and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(186) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(h)(187)

Form of Letter Agreement regarding Administration Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Fund is incorporated herein by reference to Exhibit (h)(187) to Post-Effective Amendment No. 191, filed on October 28, 2013 (File No. 2-34393).

(h)(188)

Form of Letter Agreement regarding Administration Servicing Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Fund is incorporated herein by reference to Exhibit (h)(188) to Post-Effective Amendment No. 191, filed on October 28, 2013 (File No. 2-34393).

(h)(189)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h)(189) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(190)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH International Fund, is incorporated herein by reference to Exhibit (h)(190) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(191)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Core Fund, is incorporated herein by reference to Exhibit (h)(191) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(192)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Growth Fund, is incorporated herein by reference to Exhibit (h)(192) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(193)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH U.S. Value Fund, is incorporated herein by reference to Exhibit (h)(193) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(194)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(194) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(195)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Conservative, is incorporated herein by reference to Exhibit (h)(195) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(196)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Growth, is incorporated herein by reference to Exhibit (h)(196) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(197)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Allocation Fund – Moderate, is incorporated herein by reference to Exhibit (h)(197) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(198)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(198) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(199)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(199) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(200)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Real Return Fund, is incorporated herein by reference to Exhibit (h)(200) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(201)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(201) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(202)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(202) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(203)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(203) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(204)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Select Value Fund, is incorporated herein by reference to Exhibit (h)(204) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(205)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(205) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(206)

Expense Limitation Agreement dated June 19, 2013, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(206) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(207)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(207) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(208)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(208) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(h)(209)

Expense Limitation Agreement dated November 7, 2013 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Multi-Sector Income Fund, is incorporated herein by reference to Exhibit (h)(209) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(h)(210)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(210) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(h)(211)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(211) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(h)(212)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Unconstrained Bond Fund, is incorporated herein by reference to Exhibit (h)(212) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(h)(213)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(213) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(h)(214)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(214) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(h)(215)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 6, 2014, is incorporated herein by reference to Exhibit (h)(215) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(h)(216)

Amendment dated October 6, 2014 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(216) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).

(h)(217)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Emerging Markets Managed Volatility Fund, is incorporated herein by reference to Exhibit (h)(217) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(h)(218)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(218) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(h)(219)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(219) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(h)(220)

Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Adaptive Global Allocation Fund, is incorporated herein by reference to Exhibit (h)(220) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(h)(221)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(221) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(h)(222)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(222) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

(h)(223)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(223) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

(h)(224)

Amendment dated December 11, 2015 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(224) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

(h)(225)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated June 16, 2016, is incorporated herein by reference to Exhibit (h)(225) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).

Exhibit (i) – Legal Opinion
(i)(1)

Opinion and Consent of Messrs. Davis, Graham & Stubbs with respect to shares of Janus Fund is incorporated herein by reference to Exhibit 10(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(2)

Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(3)

Opinion and Consent of Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(i)(4)

Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(5)

Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(6)

Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(7)

Opinion and Consent of Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to Exhibit 10(i) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(8)

Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(j) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(9)

Opinion and Consent of Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(10)

Opinion and Consent of Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 10(l) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).

(i)(11)

Opinion and Consent of Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

(i)(12)

Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393).

(i)(13)

Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund filed as Exhibit 10(p) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(i)(14)

Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund and Janus Global Technology Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(i)(15)

Opinion and Consent of Counsel with respect to shares of Janus Strategic Value Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(i)(16)

Opinion and Consent of Counsel with respect to shares of Janus Orion Fund is incorporated herein by reference to Exhibit 9(s) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

(i)(17)

Opinion and Consent of Counsel with respect to Janus Global Value Fund is incorporated herein by reference to Exhibit 9(u) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

(i)(18)

Opinion and Consent of Counsel with respect to Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 9(w) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(i)(19)

Opinion and Consent of Counsel with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund dated April 17, 2003, is incorporated herein by reference to Exhibit 9(x) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(i)(20)

Opinion and Consent of Counsel with respect to Janus Explorer Fund and Janus Research Fund is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(i)(21)

Opinion and Consent of Counsel with respect to Janus Smart Portfolio – Growth, Janus Smart Portfolio – Moderate and Janus Smart Portfolio – Conservative is incorporated herein by reference to Exhibit 9(z) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

(i)(22)

Opinion and Consent of Counsel with respect to Janus Investment Fund Class A, C, R, S, and I Shares, as applicable, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(23)

Opinion and Consent of Counsel with respect to Janus Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(24)

Opinion and Consent of Counsel with respect to Janus Global Real Estate Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(24) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(25)

Opinion and Consent of Counsel with respect to INTECH Risk-Managed Growth Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(25) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(26)

Opinion and Consent of Counsel with respect to INTECH Risk-Managed International Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(26) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(27)

Opinion and Consent of Counsel with respect to INTECH Risk-Managed Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(27) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(28)

Opinion and Consent of Counsel with respect to Janus International Equity Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(28) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(29)

Opinion and Consent of Counsel with respect to Janus International Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(29) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(30)

Opinion and Consent of Counsel with respect to Janus Long/Short Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(31)

Opinion and Consent of Counsel with respect to Janus Modular Portfolio Construction Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(32)

Opinion and Consent of Counsel with respect to Perkins Large Cap Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(33)

Opinion and Consent of Counsel with respect to Perkins Value Plus Income Fund, dated July 30, 2010, is incorporated herein by reference to Exhibit (i)(33) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(i)(34)

Opinion and Consent of Counsel with respect to Janus Emerging Markets Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(34) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(i)(35)

Opinion and Consent of Counsel with respect to Janus Global Bond Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(35) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(i)(36)

Opinion and Consent of Counsel with respect to Janus Protected Growth Fund, dated April 20, 2011, is incorporated herein by reference to Exhibit (i)(36) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(i)(37)

Opinion and Consent of Counsel with respect to Janus Protected Series – Growth, dated May 2, 2011, is incorporated herein by reference to Exhibit (i)(37) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(i)(38)

Opinion and Consent of Counsel with respect to Janus Real Return Allocation Fund, dated May 5, 2011, is incorporated herein by reference to Exhibit (i)(38) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(i)(39)

Opinion and Consent of Counsel with respect to Janus Asia Equity Fund, dated July 29, 2011, is incorporated herein by reference to Exhibit (i)(39) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(i)(40)

Opinion and Consent of Counsel with respect to INTECH Global Dividend Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(40) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(i)(41)

Opinion and Consent of Counsel with respect to Perkins Select Value Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(41) to Post-Effective Amend No. 167, filed on December 15, 2011 (File No. 2-34393).

(i)(42)

Opinion and Consent of Counsel with respect to Janus Protected Series – Global, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(42) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(i)(43)

Opinion and Consent of Counsel with respect to Janus Investment Fund Class N Shares, dated May 31, 2012, is incorporated herein by reference to Exhibit (i)(43) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

(i)(44)

Opinion and Consent of Counsel with respect to Janus Diversified Alternatives Fund, dated December 27, 2012, is incorporated herein by reference to Exhibit (i)(44) to Post-Effective Amendment No. 182, filed on December 28, 2012 (File No. 2-34393).

(i)(45)

Opinion and Consent of Counsel with respect to Perkins International Value Fund, dated March 28, 2013, is incorporated herein by reference to Exhibit (i)(45) to Post-Effective Amendment No. 188, filed on March 29, 2013 (File No. 2-34393).

(i)(46)

Opinion and Consent of Counsel with respect to Janus Multi-Sector Income Fund, dated February 28, 2014, is incorporated herein by reference to Exhibit (i)(46) to Post-Effective Amendment No. 198, filed on February 28, 2014 (File No. 2-34393).

(i)(47)

Opinion and Consent of Counsel with respect to Janus Unconstrained Bond Fund, dated May 27, 2014, is incorporated herein by reference to Exhibit (i)(47) to Post-Effective Amendment No. 203, filed on May 23, 2014 (File No. 2-34393).

(i)(48)

Opinion and Consent of Counsel with respect to INTECH Emerging Markets Managed Volatility Fund, dated December 17, 2014, is incorporated herein by reference to Exhibit (i)(48) to Post-Effective Amendment No. 212, filed on December 17, 2014 (File No. 2-34393).

(i)(49)

Opinion and Consent of Counsel with respect to Class D Shares of INTECH U.S. Managed Volatility Fund, dated December 22, 2014, is incorporated herein by reference to Exhibit (i)(49) to Post-Effective Amendment No. 213, filed on December 22, 2014 (File No. 2-34393).

(i)(50)

Opinion and Consent of Counsel with respect to Class R Shares of Janus Global Unconstrained Bond Fund, dated January 8, 2015, is incorporated herein by reference to Exhibit (i)(50) to Post-Effective Amendment No. 218, filed on February 6, 2015 (File No. 2-34393).

(i)(51)

Opinion and Consent of Counsel with respect to Class D Shares of INTECH International Managed Volatility Fund, dated April 24, 2015, is incorporated herein by reference to Exhibit (i)(51) to Post-Effective Amendment No. 223, filed on April 24, 2015 (File No. 2-34393).

(i)(52)

Opinion and Consent of Counsel with respect to Janus Adaptive Global Allocation Fund, dated June 23, 2015, is incorporated herein by reference to Exhibit (i)(52) to Post-Effective Amendment No. 225, filed on June 23, 2015 (File No. 2-34393).

Exhibit (j) – Other Opinions
(j)(1)	Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit (j)(1).
Exhibit (k) – Omitted Financial Statements
(k)(1)	BNP Statement of Financial Condition as of December 31, 2010, is incorporated herein by reference to Exhibit (k)(1) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).
(k)(2)	BNP Statement of Financial Condition as of December 31, 2011, is incorporated herein by reference to Exhibit (k)(2) to Post-Effective Amendment No. 180, filed on November 13, 2012 (File No. 2-34393).
(k)(3)	BNP Statement of Financial Condition as of December 31, 2012, is incorporated herein by reference to Exhibit (k)(3) to Post-Effective Amendment No. 195, filed on January 28, 2014 (File No. 2-34393).

(k)(4)	BNP Statement of Financial Condition as of December 31, 2013, is incorporated herein by reference to Exhibit (k)(4) to Post-Effective Amendment No. 210, filed on November 17, 2014 (File No. 2-34393).
(k)(5)	BNP Statement of Financial Condition as of December 31, 2014, is incorporated herein by reference to Exhibit (k)(5) to Post Effective Amendment No. 229, filed on November 16, 2015 (File No. 2-34393).
Exhibit (l) – Initial Capital Agreements (Not Applicable)
Exhibit (m) – Rule 12b-1 Plan
(m)(1)

Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(2)

Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(3)

Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(4)

Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

Exhibit (n) – Rule 18f-3 Plan
(n)(1)

Form of plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund pursuant to Rule 18f-3 setting forth the separate arrangement and expense allocation of each class of such Funds filed as Exhibit 18 to Post-Effective Amendment No. 66, filed on April 13, 1995 (File No. 2-34393), has been withdrawn.

(n)(2)

Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(b) to Post-Effective Amendment No. 69, filed on September 28, 1995 (File No. 2-34393).

(n)(3)

Amended and Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 78, filed on December 16, 1996 (File No. 2-34393).

(n)(4)

Form of Amended and Restated Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated June 12, 2001 is incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(n)(5)

Rule 18f-3 Plan for Janus Investment Fund with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 14(e) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(n)(6)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).
(n)(7)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(n)(8)

Form of Rule 18f-3 Plan for Janus Investment Fund with respect to the Money Market Funds is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(n)(9)	Amended Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).
(n)(10)	Amended Rule 18f-3 Plan, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).
Exhibit (o) – Reserved
Exhibit (p) – Codes of Ethics
(p)(1)	Janus Ethics Rules, revised February 18, 2009, are incorporated herein by reference to Exhibit 16(x) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).
(p)(2)	Form of Janus Ethics Rules, revised July 6, 2009, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(p)(3)	Janus Ethics Rules, revised August 25, 2009, are incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).
(p)(4)	Janus Ethics Rules, revised January 5, 2010, are incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
(p)(5)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).
(p)(6)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).
(p)(7)	Janus Ethics Rules, revised August 3, 2010, are incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
(p)(8)	Janus Ethics Rules, revised December 3, 2010, are incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).
(p)(9)	Janus Ethics Rules, revised March 17, 2011, are incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 144, filed on April 15, 2011 (File No. 2-34393).
(p)(10)

Form of Armored Wolf, LLC Personal Investment and Trading Policy, Statement on Insider Trading and Code of Ethics is incorporated herein by reference to Exhibit (p)(10) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(p)(11)	Janus Ethics Rules, revised June 23, 2011, are incorporated herein by reference to Exhibit (p)(11) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).
(p)(12)	Janus Ethics Rules, revised February 7, 2012, is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 174, filed on March 23, 2012 (File No. 2-34393).
(p)(13)	Janus Ethics Rules, revised March 15, 2012, is incorporated herein by reference to Exhibit (p)(13) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

(p)(14)	Janus Ethics Rules, revised May 6, 2014, is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 208, filed on October 28, 2014 (File No. 2-34393).
(p)(15)	Janus Ethics Rules, revised January 1, 2015, is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 217, filed on January 28, 2015 (File No. 2-34393).
(p)(16)	Janus Ethics Rules, revised March 12, 2015, is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 222, filed on April 9, 2015 (File No. 2-34393).
(p)(17)	Janus Ethics Rules, revised January 1, 2016, is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).
(p)(18)	Janus Ethics Rules, revised February 1, 2016, is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 234, filed on August 15, 2016 (File No. 2-34393).
Exhibit (q) – Power of Attorney
(q)(1)	Powers of Attorney, dated October 14, 2016, are filed herein as Exhibit (q)(1).

ITEM 29.	Persons Controlled by or Under Common Control with Registrant

The Board of Trustees of Janus Investment Fund is the same as that of Janus Aspen Series. Nonetheless, Janus Investment Fund takes the position that it is not under common control with Janus Aspen Series because the power residing in the respective boards arises as the result of an official position with each respective Trust.

In addition to serving as the investment adviser of Janus Investment Fund, Janus Capital Management LLC serves as the investment adviser of Clayton Street Trust, Janus Aspen Series, and Janus Detroit Street Trust, three registered open-end investment management companies. Additionally, the officers of Clayton Street Trust, Janus Aspen Series, Janus Investment Fund, and Janus Detroit Street Trust are substantially identical. Nonetheless, Janus Investment Fund takes the position that it is not under common control with such other Trusts because the power residing in the respective officers arises as a result of an official position with each respective Trust.

ITEM 30.	Indemnification

Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 31.	Business and Other Connections of Investment Adviser

The only business of Janus Capital Management LLC is to serve as the investment adviser and administrator of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 28, 2016, as amended July 15, 2016), which information from such schedule is incorporated herein by reference.

The only business of INTECH Investment Management LLC (and its predecessors) (“INTECH”), Janus Capital Singapore Pte. Limited (“Janus Singapore”), and Perkins Investment Management LLC (and its predecessors) (“Perkins”) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. Business backgrounds of the principal executive officers of each subadviser and their position(s) with each respective subadviser and its affiliated entities (in the last two years) are listed in Schedule A of each subadviser’s Form ADV as filed with the Securities and Exchange Commission (INTECH – File No. 801-60987, dated March 1, 2016, as amended March 29, 2016; Janus Singapore – File No. 801-72309, dated March 28, 2016; Perkins – File No. 801-62042, dated March 30, 2016, as amended April 28, 2016), which information from such schedule is incorporated herein by reference.

ITEM 32.	Principal Underwriters

(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Aspen Series.

(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Bruce L. Koepfgen, David R. Kowalski, and Michelle R. Rosenberg, officers and directors of Janus Distributors, are also described under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
Nicholas J. Cherney	Senior Vice President
Michael Drew Elder	President
Richard Hoge	Vice President
Brennan A. Hughes	Chief Accounting Officer and Senior Vice President
Bruce L. Koepfgen	Executive Vice President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Senior Vice President
Douglas J. Laird	Senior Vice President
Kristin B. Mariani	Vice President
Susan Oh	Senior Vice President
Michelle R. Rosenberg	Deputy General Counsel and Senior Vice President
Russell P. Shipman	Senior Vice President

Messrs. Cherney, Elder, Hoge, Hughes, Laird, and Shipman, and Mses. Lacy, Mariani, and Oh do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 720 South Colorado Blvd., Denver, Colorado 80206-1929, 520 Newport Center Drive, Suite 1420, Newport Beach, California 92660, and 580 California Street, Suite 1243, San Francisco, California 94104; Iron Mountain, 5151 E. 46th Avenue, Denver, Colorado 80216, 11333 E. 53rd Avenue, Denver, Colorado 80239, and 3576 Moline Street, Aurora, Colorado 80010; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; Janus Capital International Limited, City Point Center, 1 Ropemaker Street, 26th Floor, London, UK; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351, John Adams Building, 1776 Heritage Drive, North Quincy, Massachusetts 02171, and Josiah Quincy Building, 200 Newport Avenue, North Quincy, Massachusetts 02171; State Street Corporation, State Street Global Advisors, Inc., State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111; State Street Kansas City, 801 Pennsylvania Avenue, Tower 1, Kansas City, Missouri 64105; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of INTECH Emerging Markets Managed Volatility Fund, INTECH Global Income Managed Volatility Fund, INTECH International Managed Volatility Fund, INTECH U.S. Core Fund, INTECH U.S.

Managed Volatility Fund, and INTECH U.S. Managed Volatility Fund II are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Janus Asia Equity Fund, Janus Emerging Markets Fund, and Janus International Equity Fund are kept at the offices of the subadviser, Janus Capital Singapore Pte. Limited, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811. Certain records relating to the day-to-day portfolio management of Perkins Global Value Fund, Perkins International Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund are kept at the offices of the subadviser, Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM 34.	Management Services

The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 14th day of October, 2016.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	October 14, 2016
Bruce L. Koepfgen

/s/ Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	October 14, 2016
Jesper Nergaard

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	October 14, 2016
William F. McCalpin

Alan A. Brown*	Trustee	October 14, 2016
Alan A. Brown

William D. Cvengros*	Trustee	October 14, 2016
William D. Cvengros

Raudline Etienne*	Trustee	October 14, 2016
Raudline Etienne

Gary A. Poliner*	Trustee	October 14, 2016
Gary A. Poliner

James T. Rothe*	Trustee	October 14, 2016
James T. Rothe

William D. Stewart*	Trustee	October 14, 2016
William D. Stewart

Linda S. Wolf*	Trustee	October 14, 2016
Linda S. Wolf

/s/ Michelle Rosenberg
*By:	Michelle Rosenberg
Attorney-in-Fact
Pursuant to Powers of Attorney, dated October 14, 2016, filed herein as Exhibit (q)(1)

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
Exhibit (j)(1)	Consent of PricewaterhouseCoopers LLP
Exhibit (q)(1)	Powers of Attorney, dated October 14, 2016